UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-3174

Touchstone Tax-Free Trust
(Exact name of registrant as specified in charter)

303 Broadway, Cincinnati, Ohio			45202
(Address of principal executive offices)			(Zip code)

Jill T. McGruder, 303 Broadway, Cincinnati, Ohio 45202
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(513) 878- 4066

Date of fiscal year end:	6/30

Date of reporting period:	12/31/10

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

Semiannual Report

December 31, 2010
(Unaudited)

Semi-Annual Report

Touchstone Tax-Free Trust

Touchstone Ohio Tax-Free Bond Fund

Touchstone Ohio Tax-Free Money Market Fund

Touchstone Tax-Free Money Market Fund

Table of Contents

Page
Tabular Presentation of Portfolios of Investments	3

Statements of Assets and Liabilities	4-5

Statements of Operations	6

Statements of Changes in Net Assets	7-8

Financial Highlights	9-11

Notes to Financial Statements	12-19

Portfolios of Investments:

Touchstone Ohio Tax-Free Bond Fund	20-21

Touchstone Ohio Tax-Free Money Market Fund	22-25

Touchstone Tax-Free Money Market Fund	26-28

Notes to Portfolios of Investments	29

Portfolio Composition	30

Other Items	31-36

Privacy Protection Policy	37

Tabular Presentation of Portfolios of Investments (Unaudited)

December 31, 2010

The illustrations below provide each Fund's sector allocation. We hope it will be useful to shareholders as it summarizes key information about each Fund's investments.

Touchstone Ohio Tax-Free Bond Fund

Credit Quality	(% of Investment Securities)
AAA / Aaa	4.3
AA / Aa	67.3
A/A	19.0
BBB/Baa	5.6
NR	3.8
Total	100.0
Portfolio Allocation	(% of Net Assets)
Fixed Rate Revenue & General Obligation Bonds	99.7
Other Assets/Liabilities (net)	0.3
Total	100.0

Touchstone Ohio Tax-Free Money Market Fund

Credit Quality	(% of Investment Securities)
A-1 / P-1 / MIG1/SP1-+	89.6
FW1*	10.4
Total	100.0
Portfolio Allocation	(% of Net Assets)
Fixed Rate Revenue & General Obligation Bonds	82.1
Floating & Variable Rate Demand Notes	18.3
Other Assets/Liabilities (net)	(0.4)
Total	100.0

Touchstone Tax-Free Money Market Fund

Credit Quality	(% of Investment Securities)
A-1 / P-1 / MIG1/SP1-+	91.8
FW1*	8.2
Total	100.0
Portfolio Allocation	(% of Net Assets)
Fixed Rate Revenue & General Obligation Bonds	77.1
Floating & Variable Rate Demand Notes	23.1
Other Assets/Liabilities (net)	(0.2)
Total	100.0

*  Equivalent to Standard & Poor's and Moody's highest short-term ratings of A-1 and P-1, respectively, based upon independent research conducted by Fort Washington Investment Advisors, Inc.

Statements of Assets and Liabilities

December 31, 2010 (Unaudited)

	Touchstone Ohio Tax-Free Bond Fund	Touchstone Ohio Tax-Free Money Market Fund	Touchstone Tax-Free Money Market Fund
Assets
Investment securities:
At amortized cost or at original cost for Ohio Tax-Free Bond Fund	$52,086,835	$235,309,229	$45,973,264
At market value	$52,961,556	$235,309,229	$45,973,264
Cash	5,374	107,578	—
Interest receivable	360,449	439,586	135,869
Receivable for capital shares sold	149,674	—	—
Receivable from other affiliates	7,040	5,661	1,407
Other assets	14,387	20,688	15,030
Total Assets	53,498,480	235,882,742	46,125,570
Liabilities
Bank overdrafts	—	—	69,155
Dividends payable	172,102	2,076	404
Payable for capital shares redeemed	130,441	—	—
Payable for securities purchased	—	1,475,143	103,210
Payable to Advisor	23,062	95,783	20,989
Payable to Trustees	—	695	1,228
Other accrued expenses and liabilities	46,865	43,298	33,656
Total Liabilities	372,470	1,616,995	228,642
Net Assets	$53,126,010	$234,265,747	$45,896,928
Net assets consist of:
Paid-in capital	$52,301,175	$234,266,100	$45,897,769
Accumulated net investment loss	(29,344)	(344)	(171)
Accumulated net realized losses on investments	(20,542)	(9)	(670)
Net unrealized appreciation (depreciation) on investments	874,721	—	—
Net Assets	$53,126,010	$234,265,747	$45,896,928
Pricing of Class A Shares
Net assets applicable to Class A shares	$47,222,134	$97,592,772	$16,645,058
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	4,240,015	97,574,109	16,655,561
Net asset value and redemption price per share	$11.14	$1.00	$1.00
Maximum offering price per share	$11.70	$—	$—
Pricing of Class C Shares
Net assets applicable to Class C shares	$5,903,876	$—	$—
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	529,475	—	—
Net asset value, offering price and redemption price per share*	$11.15	$—	$—

Statements of Assets and Liabilities (Continued)

	Touchstone Ohio Tax-Free Bond Fund	Touchstone Ohio Tax-Free Money Market Fund	Touchstone Tax-Free Money Market Fund
Pricing of Class S Shares
Net assets applicable to Class S shares	$—	$—	$29,251,870
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	—	—	29,252,362
Net asset value, offering price and redemption price per share	$—	$—	$1.00
Pricing of Institutional Class Shares
Net assets applicable to Institutional Class shares	$—	$136,672,975	$—
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	-	136,679,008	-
Net asset value, offering price and redemption price per share	$—	$1.00	$—

*  Redemption price per share varies by length of time shares are held.

See accompanying notes to financial statements.

Statements of Operations

For the Six Months Ended December 31, 2010 (Unaudited)

	Touchstone Ohio Tax-Free Bond Fund	Touchstone Ohio Tax-Free Money Market Fund	Touchstone Tax-Free Money Market Fund
Investment Income
Interest Income	$1,306,626	$567,799	$141,070
Expenses
Investment advisory fees	146,741	556,621	124,773
Administration fees	58,697	240,627	49,933
Distribution expenses, Class A	65,495	121,498	21,988
Distribution expenses, Class C	31,502	—	—
Distribution expenses, Class S	—	—	56,558
Transfer Agent fees, Class A	14,409	10,164	3,847
Transfer Agent fees, Class C	2,423	—	—
Transfer Agent fees, Class S	—	—	7,609
Transfer Agent fees, Institutional Class	—	221	—
Professional fees	11,898	19,250	10,763
Postage and supplies	6,716	11,840	4,329
Trustees' fees and expenses	3,154	3,342	1,832
Pricing expenses	4,409	9,648	2,413
Registration fees, Class A	3,671	7,038	2,731
Registration fees, Class C	2,303	—	—
Registration fees, Class S	—	—	1,430
Reports to shareholders	6,820	4,971	4,251
Custodian fees	12,488	7,437	1,680
Compliance fees and expenses	996	—	933
Other expenses	625	2,751	676
Total Expenses	372,347	995,408	295,746
Fees waived by the Administrator	(58,697)	(240,627)	(49,933)
Fees waived and/or expenses reimbursed by the Advisor	(40,746)	(201,423)	(107,241)
Net Expenses	272,904	553,358	138,572
Net Investment Income	1,033,722	14,441	2,498
Realized and Unrealized Gains (Losses) on Investments
Net realized gains from security transactions	348,446	—	—
Net change in unrealized appreciation/depreciation on investments	(1,927,425)	—	—
Net Realized and Unrealized Losses on Investments	(1,578,979)	—	—
Net Increase (Decrease) in Net Assets from Operations	$(545,257)	$14,441	$2,498

See accompanying notes to financial statements.

Statements of Changes in Net Assets

	Touchstone Ohio Tax-Free Bond Fund
	Six Months Ended December 31, 2010 (Unaudited)	Year Ended June 30, 2010
From Operations
Net investment income	$1,033,722	$2,153,367
Net realized gains from security transactions	348,446	308,520
Net change in unrealized appreciation/depreciation on investments	(1,927,425)	1,452,451
Net Increase (Decrease) in Net Assets from Operations	(545,257)	3,914,338
Distributions to Shareholders
From net investment income, Class A	(943,632)	(1,959,682)
From net investment income, Class C	(89,885)	(193,893)
From net realized gains, Class A	(386,098)	—
From net realized gains, Class C	(46,738)	—
Decrease in Net Assets from Distributions to Shareholders	(1,466,353)	(2,153,575)
From Capital Share Transactions
Class A
Proceeds from shares sold	1,089,925	6,306,238
Reinvested distributions	980,958	1,125,423
Payments for shares redeemed	(7,002,413)	(6,922,527)
Net Increase (Decrease) in Net Assets from Class A Share Transactions	(4,931,530)	509,134
Class C
Proceeds from shares sold	449,790	1,256,477
Reinvested distributions	97,373	106,342
Payments for shares redeemed	(884,055)	(1,145,080)
Net Increase (Decrease) in Net Assets from Class C Share Transactions	(336,892)	217,739
Total Increase (Decrease) in Net Assets	(7,280,032)	2,487,636
Net Assets
Beginning of period	60,406,042	57,918,406
End of period	$53,126,010	$60,406,042
Accumulated Net Investment Loss	$(29,344)	$(29,549)

See accompanying notes to financial statements.

Statements of Changes in Net Assets (Continued)

	Touchstone Ohio Tax-Free Money Market Fund		Touchstone Tax-Free Money Market Fund
	Six Months Ended December 31, 2010 (Unaudited)	Year Ended June 30, 2010	Six Months Ended December 31, 2010 (Unaudited)	Year Ended June 30, 2010
From Operations
Net investment income	$14,441	$342,765	$2,498	$10,445
Net realized gains from security transactions	—	3,052	—	2
Net Increase in Net Assets from Operations	14,441	345,817	2,498	10,447
Distributions to Shareholders
From net investment income, Class A	(4,860)	(46,490)	(880)	(6,868)
From net investment income, Class S	—	—	(1,618)	(3,748)
From net investment income, Institutional Class	(9,581)	(296,619)	—	—
From net realized gains, Class A	(1,239)	—	—	—
From net realized gains, Institutional Class	(1,773)	—	—	—
Decrease in Net Assets from Distributions to Shareholders	(17,453)	(343,109)	(2,498)	(10,616)
Class A
Proceeds from shares sold	65,911,182	161,093,772	2,267,353	6,520,353
Reinvested distributions	6,099	45,524	864	6,610
Payments for shares redeemed	(73,574,525)	(187,790,575)	(3,027,776)	(11,540,162)
Net Decrease in Net Assets from Class A Share Transactions	(7,657,244)	(26,651,279)	(759,559)	(5,013,199)
Class S
Proceeds from shares sold	—	—	32,703,208	97,575,211
Reinvested distributions	—	—	1,618	3,452
Payments for shares redeemed	—	—	(38,229,835)	(103,703,583)
Net Decrease in Net Assets from Class S Share Transactions	—	—	(5,525,009)	(6,124,920)
Institutional Class
Proceeds from shares sold	133,503,661	272,642,547	—	—
Reinvested distributions	482	5,241	—	—
Payments for shares redeemed	(145,455,474)	(348,969,186)	—	—
Net Decrease in Net Assets from Institutional Class Share Transactions	(11,951,331)	(76,321,398)	—	—
Total Decrease in Net Assets	(19,611,587)	(102,969,969)	(6,284,568)	(11,138,288)
Net Assets
Beginning of period	253,877,334	356,847,303	52,181,496	63,319,784
End of period	$234,265,747	$253,877,334	$45,896,928	$52,181,496
Accumulated Net Investment Loss	$(344)	$(344)	$(171)	$(171)

See accompanying notes to financial statements.

Financial Highlights

Touchstone Ohio Tax-Free Bond Fund — Class A

Per Share Data for a Share Outstanding Throughout Each Period

	Six Months Ended December 31, 2010		Year Ended June 30,
	(Unaudited)		2010	2009	2008	2007	2006
Net asset value at beginning of period	$11.55		$11.22	$11.13	$11.37	$11.45	$12.10
Income (loss) from investment operations:
Net investment income	0.25		0.42	0.43	0.44	0.45	0.46
Net realized and unrealized gains (losses) on investments	(0.32)		0.33	0.09	(0.12)	0.03	(0.49)
Total from investment operations	(0.07)		0.75	0.52	0.32	0.48	(0.03)
Less distributions:
Dividends from net investment income	(0.25)		(0.42)	(0.43)	(0.44)	(0.45)	(0.46)
Distributions from net realized gains	(0.09)		—	—	(0.12)	(0.11)	(0.16)
Total distributions	(0.34)		(0.42)	(0.43)	(0.56)	(0.56)	(0.62)
Net asset value at end of period	$11.14		$11.55	$11.22	$11.13	$11.37	$11.45
Total return (A)	(1.00	%) (B)	6.77%	4.84%	2.85%	4.19%	(0.25%)
Net assets at end of period (000's)	$47,222		$53,947	$51,862	$51,440	$56,163	$64,266
Ratio of net expenses to average net assets	0.85	% (C)	0.85%	0.81%	0.75%	0.75%	0.75%
Ratio of gross expenses to average net assets	1.18	% (C)	1.15%	—	—	—	—
Ratio of net investment income to average net assets	3.59	% (C)	3.66%	3.93%	3.92%	3.87%	3.87%
Portfolio turnover rate	12	% (B)	33%	2%	17%	28%	24%

Touchstone Ohio Tax-Free Bond Fund — Class C

Per Share Data for a Share Outstanding Throughout Each Period

	Six Months Ended December 31, 2010		Year Ended June 30,
	(Unaudited)		2010	2009	2008	2007	2006
Net asset value at beginning of period	$11.57		$11.23	$11.14	$11.39	$11.46	$12.11
Income (loss) from investment operations:
Net investment income	0.20		0.34	0.35	0.36	0.36	0.37
Net realized and unrealized gains (losses) on investments	(0.33)		0.34	0.09	(0.13)	0.04	(0.49)
Total from investment operations	(0.13)		0.68	0.44	0.23	0.40	(0.12)
Less distributions:
Dividends from net investment income	(0.20)		(0.34)	(0.35)	(0.36)	(0.36)	(0.37)
Distributions from net realized gains	(0.09)		—	—	(0.12)	(0.11)	(0.16)
Total distributions	(0.29)		(0.34)	(0.35)	(0.48)	(0.47)	(0.53)
Net asset value at end of period	$11.15		$11.57	$11.23	$11.14	$11.39	$11.46
Total return (A)	(1.46	%) (B)	6.06%	4.08%	2.00%	3.50%	(1.00%)
Net assets at end of period (000's)	$5,904		$6,459	$6,056	$5,364	$5,169	$6,728
Ratio of net expenses to average net assets	1.60	% (C)	1.60%	1.55%	1.50%	1.50%	1.50%
Ratio of gross expenses to average net assets	1.99	% (C)	1.96%	—	—	—	—
Ratio of net investment income to average net assets	2.83	% (C)	2.91%	3.19%	3.17%	3.12%	3.12%
Portfolio turnover rate	12	% (B)	33%	2%	17%	28%	24%

(A)  Total returns shown exclude the effect of applicable sales loads.

(B)  Not annualized.

(C)  Annualized.

See accompanying notes to financial statements.

Financial Highlights (Continued)

Touchstone Ohio Tax-Free Money Market Fund — Class A

Per Share Data for a Share Outstanding Throughout Each Period

	Six Months Ended December 31, 2010		Year Ended June 30,
	(Unaudited)		2010		2009		2008		2007		2006
Net asset value at beginning of period	$1.000		$1.000		$1.000		$1.000		$1.000		$1.000
Income from investment operations:
Net investment income	0.000	(A)	0.000	(A)	0.010		0.024		0.029		0.023
Net realized gains on investments	—		0.000	(A)	0.000	(A)	0.000	(A)	0.000	(A)	—
Total from investment operations	0.000	(A)	0.000	(A)	0.010		0.024		0.029		0.023
Less distributions:
Dividends from net investment income	(0.000	) (A)	(0.000	) (A)	(0.010)		(0.024)		(0.029)		(0.023)
Distributions from net realized gains	(0.000	) (A)	—		(0.000	) (A)	(0.000	) (A)	(0.000	) (A)	—
Total distributions	(0.000	) (A)	(0.000	) (A)	(0.010)		(0.024)		(0.029)		(0.023)
Net asset value at end of period	$1.000		$1.000		$1.000		$1.000		$1.000		$1.000
Total return	0.01	% (B)	0.04%		1.01%		2.43%		2.96%		2.31%
Net assets at end of period (000's)	$97,593		$105,251		$131,901		$133,736		$105,148		$92,082
Ratio of net expenses to average net assets	0.45	% (C)	0.62	% (D)	0.78	% (D)	0.75%		0.75%		0.75%
Ratio of gross expenses to average net assets	0.98	% (C)	0.99%		—		—		—		—
Ratio of net investment income to average net assets	0.01	% (C)	0.04%		0.99%		2.35%		2.92%		2.26%

Touchstone Ohio Tax-Free Money Market Fund — Institutional Class

Per Share Data for a Share Outstanding Throughout Each Period

	Six Months Ended December 31, 2010		Year Ended June 30,
	(Unaudited)		2010		2009		2008		2007		2006
Net asset value at beginning of period	$1.000		$1.000		$1.000		$1.000		$1.000		$1.000
Income from investment operations:
Net investment income	0.000	(A)	0.002		0.012		0.027		0.032		0.025
Net realized gains on investments	—		0.000	(A)	0.000	(A)	0.000	(A)	0.000	(A)	—
Total from investment operations	0.000	(A)	0.002		0.012		0.027		0.032		0.025
Less distributions:
Dividends from net investment income	(0.000	) (A)	(0.002)		(0.012)		(0.027)		(0.032)		(0.025)
Distributions from net realized gains	(0.000	) (A)	—		(0.000	) (A)	(0.000	) (A)	(0.000	) (A)	—
Total distributions	(0.000	) (A)	(0.002)		(0.012)		(0.027)		(0.032)		(0.025)
Net asset value at end of period	$1.000		$1.000		$1.000		$1.000		$1.000		$1.000
Total return	0.01	% (B)	0.15%		1.26%		2.68%		3.21%		2.57%
Net assets at end of period (000's)	$136,673		$148,626		$224,946		$262,253		$169,708		$183,107
Ratio of net expenses to average net assets	0.45	% (C)	0.51	% (E)	0.53	% (E)	0.50%		0.50%		0.50%
Ratio of gross expenses to average net assets	0.70	% (C)	0.71%		—		—		—		—
Ratio of net investment income to average net assets	0.01	% (C)	0.16%		1.25%		2.58%		3.17%		2.50%

(A)  Amount rounds to less than $0.001.

(B)  Not annualized.

(C)  Annualized.

(D)  Absent money market insurance, the ratio of net expenses to average net assets would have been 0.61% and 0.75% for the years ended June 30, 2010 and 2009, respectively.

(E)  Absent money market insurance, the ratio of net expenses to average net assets would have been 0.50% for the years ended June 30, 2010 and 2009.

See accompanying notes to financial statements.

Financial Highlights (Continued)

Touchstone Tax-Free Money Market Fund — Class A

Per Share Data for a Share Outstanding Throughout Each Period

	Six Months Ended December 31, 2010		Year Ended June 30,
	(Unaudited)		2010		2009		2008		2007		2006
Net asset value at beginning of period	$1.000		$1.000		$1.000		$1.000		$1.000		$1.000
Income (loss) from investment operations:
Net investment income	0.000	(A)	0.000	(A)	0.010		0.024		0.028		0.023
Net realized gains (losses) on investments	—		0.000	(A)	0.000	(A)	(0.000	) (A)	0.000	(A)	—
Total from investment operations	0.000	(A)	0.000	(A)	0.010		0.024		0.028		0.023
Dividends from net investment income	(0.000	) (A)	(0.000	) (A)	(0.010)		(0.024)		(0.028)		(0.023)
Net asset value at end of period	$1.000		$1.000		$1.000		$1.000		$1.000		$1.000
Total return	0.01	% (B)	0.03%		0.96%		2.39%		2.88%		2.28%
Net assets at end of period (000's)	$16,645		$17,405		$22,418		$21,109		$16,590		$16,279
Ratio of net expenses to average net assets	0.56	% (C)	0.77	% (D)	0.92	% (D)	0.89%		0.89%		0.89%
Ratio of gross expenses to average net assets	1.13	% (C)	1.22%		—		—		—		—
Ratio of net investment income to average net assets	0.01	% (C)	0.04%		0.94%		2.35%		2.85%		2.23%

Touchstone Tax-Free Money Market Fund — Class S

Per Share Data for a Share Outstanding Throughout Each Period

	Six Months Ended December 31, 2010		Year Ended June 30,
	(Unaudited)		2010		2009		2008		2007		2006
Net asset value at beginning of period	$1.000		$1.000		$1.000		$1.000		$1.000		$1.000
Income (loss) from investment operations:
Net investment income	0.000	(A)	0.000	(A)	0.007		0.021		0.026		0.020
Net realized gains (losses) on investments	—		0.000	(A)	0.000	(A)	(0.000	) (A)	0.000	(A)	—
Total from investment operations	0.000	(A)	0.000	(A)	0.007		0.021		0.026		0.020
Dividends from net investment income	(0.000	) (A)	(0.000	) (A)	(0.007)		(0.021)		(0.026)		(0.020)
Net asset value at end of period	$1.000		$1.000		$1.000		$1.000		$1.000		$1.000
Total return	0.01	% (B)	0.01%		0.73%		2.12%		2.61%		2.01%
Net assets at end of period (000's)	$29,252		$34,777		$40,902		$31,021		$82,925		$32,658
Ratio of net expenses to average net assets	0.55	% (C)	0.79	% (E)	1.16	% (E)	1.15%		1.15%		1.15%
Ratio of gross expenses to average net assets	1.19	% (C)	1.50%		1.54%		1.15%		1.15%		1.15%
Ratio of net investment income to average net assets	0.01	% (C)	0.01%		0.69%		2.23%		2.58%		2.10%

(A)  Amount rounds to less than $0.001.

(B)  Not annualized.

(C)  Annualized.

(D)  Absent money market insurance, the ratio of net expenses to average net assets would have been 0.76% and 0.89% for the years ended June 30, 2010 and 2009, respectively.

(E)  Absent money market insurance, the ratio of net expenses to average net assets would have been 0.78% and 1.13% for the years ended June 30, 2010 and 2009, respectively.

See accompanying notes to financial statements.

Notes to Financial Statements

December 31, 2010 (Unaudited)

1. Organization

The Touchstone Ohio Tax-Free Bond Fund ("Ohio Tax-Free Bond Fund"), the Touchstone Ohio Tax-Free Money Market Fund ("Ohio Tax-Free Money Market Fund"), and the Touchstone Tax-Free Money Market Fund ("Tax-Free Money Market Fund") (individually, a Fund, and collectively, the Funds) are each a separate series of Touchstone Tax-Free Trust (the Trust). The Trust is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. The Trust was established as a Massachusetts business trust under a Declaration of Trust dated April 13, 1981. The Declaration of Trust, as amended, permits the Trustees to issue an unlimited number of shares of each Fund.

The Funds are registered to offer different classes of shares: Class A shares, Class C shares, Class S shares and Institutional Class shares. The assets of each Fund are segregated, and a shareholder's interest is limited to the Fund in which shares are held. The Funds' prospectus provides a description of each Fund's investment objectives, policies, and strategies along with information on the classes of shares currently being offered.

The Ohio Tax-Free Bond Fund offers two classes of shares: Class A shares (sold subject to a maximum front-end sales load of 4.75% and a distribution fee of up to 0.25% of average daily net assets that are attributable to Class A shares), and Class C shares (sold subject to a maximum contingent deferred sales load of 1.00% for a one-year period and a distribution fee of up to 1.00% of average daily net assets that are attributable to Class C shares). Each Class A and Class C share of the Fund represents identical interests in the Fund's investment portfolio and has the same rights, except that (i) Class C shares bear the expenses of higher distribution fees, which will cause Class C shares to have a higher expense ratio and to pay lower dividends than Class A shares; (ii) certain other class specific expenses will be borne solely by the class to which such expenses are attributable; and (iii) each class has exclusive voting rights with respect to matters relating to its own distribution arrangements.

The Ohio Tax-Free Money Market Fund offers two classes of shares: Class A shares (sold subject to a distribution fee of up to 0.25% of average daily net assets of Class A shares) and Institutional Class shares (sold without a distribution fee). Each Class A and Institutional Class share of the Fund represents identical interests in the Fund's investment portfolio and has the same rights, except that (i) Class A shares bear the expenses of distribution fees, which will cause Class A shares to have a higher expense ratio and to pay lower dividends than Institutional Class shares; (ii) certain other class specific expenses will be borne solely by the class to which such expenses are attributable; (iii) each class has exclusive voting rights with respect to matters affecting only that class; and (iv) Class A shares are subject to a lower minimum initial investment requirement and offer certain shareholder services not available to Institutional Class shares such as check writing and automatic investment and systematic withdrawal plans.

The Tax-Free Money Market Fund offers two classes of shares: Class A shares (sold subject to a distribution fee of up to 0.25% of average daily net assets of Class A shares) and Class S shares (sold subject to a distribution fee of up to 1.00% of average daily net assets that are attributable to Class S shares). The Fund currently intends to limit the amount of the distribution fee to 0.35% of average daily net assets attributable to such shares. Each Class A and Class S share of the Fund represents identical interests in the Fund's investment portfolio and has the same rights, except that (i) Class S shares bear the expenses of higher distribution fees, which will cause Class S shares to have a higher expense ratio and to pay lower dividends than Class A shares; (ii) certain other class specific expenses will be borne solely by the class to which such expenses are attributable; and (iii) each class has exclusive voting rights with respect to matters relating to its own distribution arrangements.

Notes to Financial Statements (Continued)

2. Significant Accounting Policies

The following is a summary of the Trust's significant accounting policies:

Security Valuation — Debt securities for which market quotations are readily available are valued at their most recent bid prices as obtained from one or more of the major market makers for such securities by an independent pricing service. Ohio Tax-Free Money Market Fund and Tax-Free Money Market Fund securities are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available are valued based on fair value as determined by or under the direction of the Board of Trustees.

The Funds have adopted Financial Accounting Standards Board ("FASB") ASC 820 "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. Fair Value Measurements applies to fair value measurements already required or permitted by existing standards. The changes to current U.S. generally accepted accounting principles ("GAAP") from the application of this standard relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the Funds' investments. These inputs are summarized in the three broad levels listed below:

• Level 1 – quoted prices in active markets for identical securities

• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The aggregate value by input level, as of December 31, 2010, for each Fund's investments, is included in each Fund's Portfolio of Investments, which also includes a breakdown of the Fund's investments by geographic/industry concentration. The Funds did not hold any Level 3 categorized securities during the six months ended or at December 31, 2010.

For the six months ended December 31, 2010 there were no significant transfers between Levels 1 and 2.

Delayed delivery transactions — The Funds may purchase or sell securities on a when-issued or delayed delivery basis. These transactions involve a commitment by the Funds to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed delivery purchases are outstanding, the Funds will set aside liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, the Funds assume the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and take such fluctuations into account when determining net asset value. The Funds may dispose of or renegotiate a delayed delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When the Funds have sold a security on a delayed delivery basis, the Funds do not participate in future gains and losses with respect to the security.

Notes to Financial Statements (Continued)

Share Valuation — The net asset value per share of each class of shares of each Fund is calculated daily by dividing the total value of each Fund's assets attributable to that class, less liabilities attributable to that class, by the number of shares outstanding attributable to that class.

The offering price per share of the Ohio Tax-Free Money Market Fund and the Tax-Free Money Market Fund is equal to the net asset value per share. The maximum offering price of Class A shares of the Ohio Tax-Free Bond Fund is equal to the net asset value per share plus a sales load equal to 4.99% of the net asset value (or 4.75% of the offering price). The offering price of Class C shares of the Ohio Tax-Free Bond Fund is equal to the net asset value per share.

The redemption price per share of each class of shares of the Funds is equal to the net asset value per share. However, Class C shares of the Ohio Tax-Free Bond Fund are subject to a contingent deferred sales load of 1.00% (if redeemed within a one-year period from the date of purchase) of the original purchase price.

Investment Income — Interest income, which includes the amortization of premium and accretion of discount, if any, is recorded on an accrual basis.

Distributions to Shareholders — Dividends from net investment income are distributed daily and paid on the last business day of each month. Any net realized capital gains on sales of securities are distributed to shareholders at least annually. Income distributions and capital gain distributions are determined in accordance with income tax regulations.

Allocations — Investment income earned by a Fund is allocated daily to each class of shares based on the percentage of the net asset value of settled shares of such class to the total of the net asset value of settled shares of all classes. Realized capital gains and losses and unrealized appreciation and depreciation are allocated daily to each class of shares based upon the proportionate share of total net assets of the Fund. Class specific expenses are charged directly to the class incurring the expense. Common expenses that are not attributable to a specific class are allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund. Expenses not directly billed to a Fund are allocated daily to each Fund based on the proportional share of each Fund's net assets in relation to total net assets of all Funds in the Trust or another reasonable measure.

Security Transactions — Security transactions are accounted for on the trade date. Gains and losses on securities sold are determined on a specific identification basis.

Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

3. Federal Tax Information

It is each Fund's policy to continue to comply with the special provisions of the Internal Revenue Code available to regulated investment companies. As provided therein, in any fiscal year in which a Fund so qualifies and distributes at least 90% of its net income, the Fund will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

In addition, each Fund intends to satisfy conditions, which enable it to designate the interest income generated by its investment in municipal securities, which is exempt from federal income tax when received by the Fund, as exempt-interest dividends upon distribution to shareholders.

Notes to Financial Statements (Continued)

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Fund's intention to declare and pay as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

The tax character of distributions paid for the years ended June 30, 2010 and 2009 was as follows:

	Ohio Tax-Free Bond Fund		Ohio Tax-Free Money Market Fund		Tax-Free Money Market Fund
	2010	2009	2010	2009	2010	2009
From tax exempt income	$2,153,575	$2,160,222	$343,109	$4,900,298	$10,616	$491,209
From ordinary income	—	—	—	23,216	—	—
From long-term capital gains	—	—	—	93,427	—	—
	$2,153,575	$2,160,222	$343,109	$5,016,941	$10,616	$491,209

The following information is computed on a tax basis for each item as of June 30, 2010:

	Ohio Tax-Free Bond Fund	Ohio Tax-Free Money Market Fund	Tax-Free Money Market Fund
Tax cost of portfolio investments	$57,336,883	$258,403,848	$53,150,835
Gross unrealized appreciation	$2,940,515	$—	$—
Gross unrealized depreciation	(138,369)	—	—
Net unrealized appreciation	2,802,146	—	—
Capital loss carryforward	—	—	(670)
Undistributed capital gains	63,848	3,003	—
Undistributed tax exempt income	21,434	4,602	270
Other temporary differences	(50,983)	(4,946)	(441)
Accumulated earnings (deficit)	$2,836,445	$2,659	$(841)

As of June 30, 2010, the Tax-Free Money Market Fund had a capital loss carryforward of $670 for federal income tax purposes. The capital loss carryforward may be utilized in future years, until expiration on June 30, 2017, to offset net realized capital gains, if any, prior to distributing such gains to shareholders.

During the year ended June 30, 2010, the Ohio Tax-Free Bond Fund and the Tax-Free Money Market Fund utilized $244,672 and $2 of capital loss carryforwards, respectively.

Reclassification of capital accounts — Certain reclassifications, the result of permanent differences between financial statement and income tax reporting requirements have been made to the components of capital. These reclassifications have no impact on the net assets or net asset value per share of the Funds and are designed to present the Funds' capital accounts on a tax basis. The following reclassification, which is primarily attributed to the tax treatment of net investment loss, has been made to the following Fund for the year ended June 30, 2010:

	Accumulated Net Investment Income	Accumulated Net Realized Gains (Losses)	Paid-In Capital
Ohio Tax-Free Bond Fund	$(29,341)	$—	$29,341

The federal tax cost for the Ohio Tax-Free Money Market Fund and Tax-Free Money Market Fund is equal to the amortized cost in the portfolio of investments. As of December 31, 2010, the aggregate identified cost for federal income tax purposes for the Ohio Tax-Free Bond Fund is $52,086,835, resulting in gross unrealized appreciation and depreciation of $1,522,633 and $647,912 respectively, and net unrealized appreciation of $874,721.

Notes to Financial Statements (Continued)

The Funds have analyzed their tax positions taken on Federal income tax returns for all open tax years (tax years ended June 30, 2007 through 2010) and have concluded that no provision for income tax is required in their financial statements.

4. Investment Transactions

Investment transactions (excluding short-term investments and U.S. Government securities) were as follows for the six months ended December 31, 2010:

Ohio Tax-Free Bond Fund
Purchases of investment securities	$7,011,382
Proceeds from sales and maturities of investment securities	$12,533,356

5. Transactions with Affiliates

Certain officers of the Trust are also officers of the Advisor (Touchstone Advisors, Inc.), the Underwriter (Touchstone Securities, Inc.) and/or JPMorgan Chase Bank, N.A. ("JPMorgan") the Sub-Administrator and Transfer Agent to the Funds. The Advisor and Underwriter are each wholly-owned, indirect subsidiaries of The Western and Southern Life Insurance Company ("Western-Southern").

MANAGEMENT AGREEMENT

The Advisor provides general investment supervisory services for the Funds, under the terms of an Advisory Agreement. Under the Advisory Agreement, each Fund pays the Advisor a fee, which is computed and accrued daily and paid monthly, at an annual rate based on average daily net assets of each Fund as follows:

0.50% on the first $100 million
0.45% on the next $100 million
0.40% on the next $100 million
0.375% of such assets in excess of $300 million

Fort Washington Investment Advisors, Inc. ("Sub-Advisor") has been retained by the Advisor to manage the investments of the Funds under the terms of a Sub-Advisory Agreement. The Sub-Advisor is a wholly-owned, indirect subsidiary of Western-Southern. The Advisor (not the Funds) pays the Sub-Advisor a fee for these services.

ADMINISTRATION AND ACCOUNTING SERVICES AGREEMENT

The Advisor entered into an Administration and Accounting Services Agreement with the Trust, whereby the Advisor is responsible for supplying executive and regulatory compliance services, supervises the preparation of tax returns, and coordinates the preparation of reports to shareholders and reports to, and filings with, the Securities and Exchange Commission and state securities authorities, materials for meetings of the Board of Trustees, calculating the daily net asset value per share and maintaining the financial books and records of each Fund. For its services, the Advisor receives an annual fee of 0.20% of the aggregate average daily net assets of the Trust, Touchstone Funds Group Trust, Touchstone Investment Trust (excluding Institutional Money Market Fund), and Touchstone Strategic Trust up to and including $6 billion; 0.16% of the next $4 billion of aggregate average daily net assets; and 0.12% of the aggregate average daily net assets of all such assets in excess of $10 billion. The fee is allocated among the Funds on the basis of relative daily net assets.

The Advisor has engaged JPMorgan as the Sub-Administrator to the Trust. JPMorgan provides administrative and accounting services to the Trust and is compensated directly by the Advisor, not the Trust.

Notes to Financial Statements (Continued)

EXPENSE LIMITATION AGREEMENT

The Trust and the Advisor have entered into an Expense Limitation Agreement to contractually limit operating expenses of the Ohio Tax-Free Bond Fund, Ohio Tax-Free Money Market Fund, and Tax-Free Money Market Fund. The maximum operating expense limit in any year with respect to the Funds is based on a percentage of the average daily net assets of the Funds. The Advisor has agreed to waive advisory fees and reimburse expenses in order to maintain expense limitations for the Funds as follows through October 27, 2011:

	Class A	Class C	Class S	Institutional Class
Ohio Tax-Free Bond Fund	0.85%	1.60%	—	—
Ohio Tax-Free Money Market Fund	0.75%	—	—	0.50%
Tax-Free Money Market Fund	0.89%	—	0.90%	—

For the six months ended December 31, 2010, the Advisor waived administration fees and/or reimbursed expenses as follows:

	Administration Fees Waived	Other Operating Expenses Reimbursed
Ohio Tax-Free Bond Fund	$58,697	$40,746
Ohio Tax-Free Money Market Fund	$240,627	$201,423
Tax-Free Money Market Fund	$49,933	$107,241

TRANSFER AGENT AGREEMENT

Under the terms of the Transfer Agent Agreement between the Trust and JPMorgan, JPMorgan maintains the records of each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of each Fund's shares, acts as dividend and distribution disbursing agent and performs other shareholder service functions. For these services, JPMorgan receives a monthly fee per shareholder account from each Fund. In addition, each Fund pays JPMorgan out-of-pocket expenses including, but not limited to, postage and supplies.

For the six months ended December 31, 2010, the following Funds reimbursed the Advisor for amounts paid to third parties that provide sub-transfer agency and other administrative services to the Funds. These amounts are included in transfer agent fees on the Statements of Operations:

Amount
Ohio Tax-Free Bond Fund	$2,737
Ohio Tax-Free Money Market Fund	$151
Tax-Free Money Market Fund	$228

UNDERWRITING AGREEMENT

The Underwriter is the Funds' principal underwriter and, as such, acts as the exclusive agent for distribution of the Funds' shares. Under the terms of the Underwriting Agreement between the Trust and the Underwriter, the Underwriter earned $4,801 from underwriting and broker commissions on the sale of Class A shares of the Ohio Tax-Free Bond Fund during the six months ended December 31, 2010. In addition, the Underwriter collected $22 of contingent deferred sales loads on the redemption of Class C shares of the Ohio Tax-Free Bond Fund.

PLANS OF DISTRIBUTION

The Trust has a Plan of Distribution (Class A Plan) under which Class A shares of all Funds may directly incur or reimburse the Advisor or the Underwriter for expenses related to the distribution and promotion of shares.

Notes to Financial Statements (Continued)

The annual limitation for payment of such expenses under the Class A Plan is 0.25% of average daily net assets attributable to such shares.

The Trust also has a Plan of Distribution (Class C Plan) under which Class C shares of the Ohio Tax-Free Bond Fund may directly incur or reimburse the Advisor or the Underwriter for expenses related to the distribution and promotion of shares. The annual limitation for payment of such expenses under the Class C Plan is 1.00% of average daily net assets attributable to Class C shares.

The Trust also has a Plan of Distribution (Class S Plan) under which Class S shares of the Tax-Free Money Market Fund may directly incur or reimburse the Advisor or the Underwriter for expenses related to the distribution and promotion of shares. The annual limitation for payment of such expenses under the Class S Plan is 1.00% of average daily net assets attributable to Class S shares. The Fund currently intends to limit the amount to 0.35% of average daily net assets attributable to such shares.

COMPLIANCE SERVICES AGREEMENT

Under the terms of the Compliance Services Agreement between the Trust and JPMorgan, JPMorgan provides certain compliance services to the Trust and provides administrative support services to the Funds' Compliance Program and Chief Compliance Officer. For these services, JPMorgan receives a quarterly fee from each Fund.

6. Capital Share Transactions

Capital share transactions for the Ohio Tax-Free Money Market Fund and the Tax-Free Money Market Fund are the same as the dollar value of those transactions as shown in the Statements of Changes in Net Assets. Proceeds and payments on capital shares as shown in the Statements of Changes in Net Assets for the Ohio Tax-Free Bond Fund are the result of the following capital share transactions:

	Ohio Tax-Free Bond Fund
	Six Months Ended December 31, 2010 (Unaudited)	Year Ended June 30, 2010
Class A
Shares sold	91,149	550,288
Shares reinvested	85,244	97,713
Shares redeemed	(605,526)	(600,616)
Net increase (decrease) in shares outstanding	(429,133)	47,385
Shares outstanding, beginning of period	4,669,148	4,621,763
Shares outstanding, end of period	4,240,015	4,669,148
Class C
Shares sold	37,544	109,389
Shares reinvested	8,469	9,224
Shares redeemed	(75,038)	(99,278)
Net increase (decrease) in shares outstanding	(29,025)	19,335
Shares outstanding, beginning of period	558,500	539,165
Shares outstanding, end of period	529,475	558,500

Notes to Financial Statements (Continued)

7. Commitments and Contingencies

The Funds indemnify the Trust's officers and trustees for certain liabilities that might arise from their performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

8. Subsequent Events

Management has evaluated subsequent events through the date of this filing. This evaluation did not result in any subsequent events that necessitated recognition or disclosures.

The Regulated Investment Company Modernization Act of 2010 (the "Act") was enacted on December 22, 2010. The Act makes changes to several tax rules impacting the Funds. In general, the provisions of the Act will be effective for the Funds' fiscal year ending December 31, 2011. Although the Act provides several benefits, including the unlimited carryover of future capital losses, there may be a greater likelihood that all or a portion of each fund's pre-enactment capital loss carryovers may expire without being utilized due to the fact that post-enactment capital losses get utilized before pre-enactment capital loss carryovers. Relevant information regarding the impact of the Act on the Fund, if any, will be contained within the "Federal Taxes" section of the financial statement notes for the fiscal year ending December 31, 2011.

Portfolio of Investments
Touchstone Ohio Tax-Free Bond Fund – December 31, 2010 (Unaudited)

Principal Amount		Coupon Rate	Maturity Date	Market Value
	Fixed Rate Revenue & General Obligation Bonds — 99.7%
$1,000,000	Lorain Co OH Hosp Rev Ser 2001 A (Catholic Hlth)	5.625	10/01/11	$1,036,690
500,000	Montgomery Co OH Wtr Rev Sys Ser 2002 (Greater Moraine Beaver)	5.000	11/15/11	514,625
1,000,000	Hamilton Co OH Swr Sys Rev Ser 1997 A	5.500	12/01/11	1,046,930
400,000	Warren OH Wtr Wrks Rev Ser 1997	5.500	11/01/15	424,100
575,000	Buckeye Valley OH LSD GO Ser 1995 A	6.850	12/01/15	646,087
880,000	Licking Heights OH LSD GO Ser 2000	6.400	12/01/28	1,039,676
40,000	Cuyahoga Co OH Hosp Rev ETM Ser 1980 (Univ Hosp) Pre-refunded @ $100	9.000	06/01/11	41,250
1,000,000	Lucas Co OH Hosp Rev Ser 1999 (Promedica Hlth Grp)	5.625	11/15/19	1,006,010
545,000	Columbus-Polaris Hsg Corp Rev Ser 1979 Pre-refunded @ $100	7.400	01/01/22	653,847
660,000	West Chester Twp OH GO Ser 2001 Pre-refunded @ $101	5.500	11/01/11	694,835
850,000	West Chester Twp OH GO Ser 2001 Pre-refunded @ $101	5.000	11/01/11	891,336
500,000	Eaton OH CSD UTGO Ser 2002 Pre-refunded @ $101	5.000	12/01/12	545,450
1,085,000	West Clermont OH LSD GO Ser 2002	5.000	12/01/19	1,150,610
1,000,000	Akron OH Var Purp GO Ser 2002	5.000	12/01/23	1,022,920
250,000	OH St Higher Edl Fac Commn Rev Ser 2003 (Xavier Univ) Pre-refunded @ $100	5.000	05/01/13	271,207
765,000	Fairfield Co OH GO Ser 2003 Pre-refunded @ $100	5.000	06/01/13	838,784
1,210,000	Cincinnati OH Tech College Rev Ser 2002	5.250	10/01/21	1,227,206
1,050,000	Harrison OH Wst Wtr Sys Rev Ser 2003	5.250	11/01/23	1,085,648
1,185,000	Akron OH Impt GO Ser 2003	5.000	12/01/22	1,218,204
1,000,000	Toledo OH CSD GO Ser 2003 B	5.000	12/01/23	1,031,700
1,000,000	Hamilton Co OH Hosp Rev Ser 2004 J (Children's Hosp Med Ctr)	5.000	05/15/24	997,050
450,000	Columbus OH TIF Rev Ser 2004 A (Polaris)	4.750	12/01/23	452,605
400,000	Springboro OH Swr Sys Rev Ser 2004	5.000	06/01/24	396,132
1,000,000	Mason OH Swr Sys Rev Ser 2004	5.000	12/01/28	910,740
1,480,000	Lakewood OH CSD Sch Impt UTGO Ser 2004 Pre-refunded @ $100	5.250	12/01/14	1,705,330
600,000	OH St Higher Ed Fac Rev Ser 2004 (Univ Dayton)	5.000	12/01/23	610,212
810,000	Big Walnut OH LSD GO Ser 2004	5.000	12/01/25	835,215
1,040,000	Franklin Co OH Hosp Rev Ser 2005 C (Children's Hosp)	5.000	05/01/25	1,039,927
865,000	Fairfield Co OH GO Ser 2005	5.000	12/01/23	900,949
2,100,000	Oregon OH CSD GO Ser 2005	5.000	12/01/27	2,152,542
750,000	Cleveland OH LTGO Ser 2005 A	5.000	10/01/17	825,743
1,000,000	Univ of Cincinnati OH General Rcpts Ser 2006 A	4.750	06/01/26	993,480
1,090,000	Fairborn OH CSD GO Ser 2006	5.000	12/01/26	1,132,891
1,500,000	Richland Co OH Hosp Facs Rev Ser 2006 (MedCentral Hlth Sys)	5.125	11/15/26	1,394,175
1,500,000	Little Miami OH LSD Sch Impt UTGO Ser 2006 Pre-refunded @ $100	5.000	12/01/16	1,762,065
1,500,000	OH St Higher Ed Fac Rev Ser 2006 (Univ Dayton)	5.000	12/01/26	1,506,795
1,185,000	Delaware OH GO Ser 2006	5.000	12/01/28	1,216,047
2,000,000	Canal Winchester OH LSD UTGO Ser 2007	4.750	12/01/24	2,035,340
1,000,000	Kings OH LSD Impt UTGO Ser 2007	5.000	12/01/26	1,027,600
1,000,000	Lakewood OH CSD Facs Impt UTGO Ser 2007	5.000	12/01/26	1,024,620
830,000	Columbus OH CSD Impt UTGO Ser 2007	5.000	12/01/28	843,546
320,000	Brookfield LSD OH Sch Facs Impt UTGO Ser 2008	5.000	01/15/30	321,690
1,000,000	Cleveland OH Income Tax Rev Ser 2008 B (Sub Lien Brdgs & Roadways)	5.000	10/01/29	1,003,540
1,500,000	Reynoldsburg OH CSD Facs Constr & Impt UTGO Ser 2008	5.250	12/01/28	1,546,365
1,000,000	OH St Higher Edl Fac Commn Rev Ser 2008 C (Xavier Univ)	5.750	05/01/28	1,049,360
2,000,000	OH St Hosp Fac Rev Ser 2009 B (Cleveland Clinic Hlth)	5.125	01/01/28	2,016,320
650,000	Greene Co OH Hosp Facs Rev Ser 2009 (Kettering Hlth Network)	5.125	04/01/29	623,532
1,000,000	Columbus OH CSD Sch Facs Constr & Impt UTGO Ser 2009	4.500	12/01/29	941,350
1,000,000	Franklin Co OH Hosp Rev Ser 2009 (Nationwide Children's Hosp)	4.750	11/01/29	955,560
895,000	Milton Union OH Exmp Village SD Spl Ltd Oblig Sch Impt Ser 2009	4.875	12/01/29	876,017

Touchstone Ohio Tax-Free Bond Fund (Continued)

Principal Amount		Coupon Rate	Maturity Date	Market Value
	Fixed Rate Revenue & General Obligation Bonds — 99.7% (Continued)
$1,000,000	Hamilton Co OH Rev Ser 2010	5.000	06/01/30	$990,150
1,500,000	Cincinnati OH CSD Sch Impt LTGO Ser 2010	5.000	06/01/31	1,519,020
1,060,000	OH St EDR Enterprise Ser 2010	4.750	12/01/32	968,533
	Total Fixed Rate Revenue & General Obligation Bonds			$52,961,556

Total Investment Securities — 99.7% (Amortized Cost $52,086,835)	$52,961,556
Other Assets in Excess of Liabilities — 0.3%	164,454
Net Assets — 100.0%	$53,126,010

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date

Description	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$52,961,556	$—	$52,961,556

See accompanying notes to portfolios of investments and notes to financial statements.

Portfolio of Investments
Touchstone Ohio Tax-Free Money Market Fund – December 31, 2010 (Unaudited)

Principal Amount		Coupon Rate	Maturity Date	Market Value
	Fixed Rate Revenue & General Obligation Bonds — 18.3%
$2,000,000	Cuyahoga OH Rev Ser 2003 A	5.500	01/01/11	$2,000,000
980,000	AMP OH Elec Rev BANS Ser 2010 (Brewster)	2.000	01/06/11	980,033
740,000	Defiance OH CSD Sch Facs Const UTGO BANS Ser 2010	3.500	01/12/11	740,518
799,000	AMP OH Elec Rev BANS Ser 2010 (Seville Village)	2.000	01/13/11	799,065
1,082,500	Franklin OH Pub Impt LTGO BANS Ser 2010	2.200	03/08/11	1,084,825
2,700,000	Southwest OH Regl Wtr Dist Wtr Resource Rev Bd Ser 2010	1.750	03/09/11	2,703,678
1,300,000	Hamilton Twp OH LTGO Ser 2010	2.000	03/16/11	1,302,344
750,000	Brookville OH LTGO BANS Ser 2010	2.750	04/20/11	753,317
200,000	OH St Higher Edl Fac Rev Ser 2006 (Xavier Univ) Pre-refunded @ $100	4.000	05/01/11	202,230
1,500,000	Franklin Co OH Rev Ser 2001 (Children's Hosp) Pre-refunded @ $100	5.500	05/01/11	1,540,137
2,000,000	Univ of Cincinnati OH Rev BANS Ser 2010 A	1.500	05/12/11	2,002,731
1,485,000	Gates Mills OH LTGO BANS Ser 2010	1.250	05/18/11	1,487,761
2,000,000	Middletown OH CSD Sch Impt LTGO BANS Ser 2010	1.750	06/01/11	2,006,553
250,000	Westerville City School District Ser 2001 Pre-refunded @ $100	4.350	06/01/11	253,902
1,750,000	Hunting Valley OH LTGO BANS Ser 2010	1.000	06/02/11	1,752,170
100,000	OH St Rev Ser 2007	5.000	06/15/11	101,991
500,000	Franklin OH Rev Ser 2001 A (Ohio Presbyterian) Pre-refunded @ $100	7.125	07/01/11	521,113
1,300,000	Green OH GO Ltd Notes BANS Ser 2010	3.500	07/07/11	1,318,634
1,180,000	Kirtland OH GO Ltd Notes BANS Ser 2010	1.250	07/21/11	1,183,548
1,515,000	Olmsted Falls OH GO Ltd Notes BANS Ser 2010	1.500	08/11/11	1,519,620
1,000,000	AMP OH Elec Rev BANS Ser 2010	1.750	08/11/11	1,002,128
390,000	Ohio HFA MBS Ser 2008 F	3.100	09/01/11	396,346
2,500,000	Union Twp OH BANS Ser 2010	1.250	09/13/11	2,508,652
2,000,000	Cuyahoga Heights OH BANS Ser 2010	2.000	09/19/11	2,011,301
1,270,000	Kent OH BANS Ser 2010	1.250	10/12/11	1,275,390
2,300,000	AMP OH Rev BANS Ser 2010	1.500	10/27/11	2,309,446
2,500,000	Springboro OH Rev Ser 2010 (Real Estate Acq)	1.500	10/27/11	2,512,178
2,250,000	Deerfield OH GO Ltd Notes BANS Ser 2010	1.500	11/08/11	2,266,187
1,100,000	AMP OH Elec Rev BANS Ser 2010	1.500	11/10/11	1,102,352
1,905,000	AMP OH Rev BANS Ser 2010 (Bowling Green)	1.500	11/22/11	1,910,936
780,000	AMP OH Rev BANS Ser 2011 (Brewster Village)	1.500	01/05/12	781,162
675,000	Defiance OH CSD Sch Facs Const UTGO BANS Ser 2011	4.200	01/11/12	693,981
	Total Fixed Rate Revenue & General Obligation Bonds			$43,024,229
	Floating & Variable Rate Demand Notes — 82.1%
795,000	Puerto Rico Cmnwlth Ser 2008 B (LOC: Wells Fargo Bank NA)	0.220	01/01/11	795,000
8,630,000	Cuyahoga Co OH Rev Ser 2004 B3 (Cleveland Clinic) (SPA: Bank of America NA)	0.280	01/01/11	8,630,000
300,000	OH St Wtr Dev Auth PCR Ser 2006 (FirstEnergy Nuclear) (LOC: Wells Fargo Bank NA)	0.280	01/01/11	300,000
8,300,000	Allen Co OH Hosp Facs Rev Ser 2010 C (Catholic Hlthcare) (LOC: Bank of Nova Scotia)	0.290	01/01/11	8,300,000
9,645,000	OH St Wtr Dev Auth PCR Facs Rev Ser 2006 A (FirstEnergy Gen Corp) (LOC: Barclays Bank PLC)	0.290	01/01/11	9,645,000
2,000,000	OH St Higher Edl Fac Rev Ser 2008 B-1 (Case Western) (LOC: Bank of America NA)	0.310	01/01/11	2,000,000
1,500,000	Allen Co OH Hosp Facs Rev Ser 2008 A (Catholic Hlthcare) (LOC: Bank of America NA)	0.320	01/01/11	1,500,000
3,245,000	OH St Higher Edl Fac Rev Ser 2002 (Case Western) (SPA: Landesbank Hessen-Thuringen)	0.340	01/01/11	3,245,000
4,595,000	OH St Higher Edl Fac Rev Ser 2002 A (Case Western) (SPA: Landesbank Hessen-Thuringen)	0.340	01/01/11	4,595,000

Touchstone Ohio Tax-Free Money Market Fund (Continued)

Principal Amount		Coupon Rate	Maturity Date	Market Value
	Floating & Variable Rate Demand Notes — 82.1% (Continued)
$3,700,000	Univ of Toledo OH Gnrl Rcpts Ser 2008 B (LOC: JP Morgan Chase & Co)	0.350	01/01/11	$3,700,000
5,000,000	OH St Rev Ser 2010 E	0.270	01/07/11	5,000,000
700,000	OH St Univ General Rcpts Ser 2001	0.270	01/07/11	700,000
4,000,000	Puerto Rico Cmnwlth Ser 2007 (LOC: Wells Fargo Bank NA)	0.280	01/07/11	4,000,000
5,745,000	Puerto Rico Cmnwlth UTGO Ser 2007 (LOC: Wells Fargo Bank NA)	0.280	01/07/11	5,745,000
2,000,000	Franklin Co OH Hosp Rev	0.290	01/07/11	2,000,000
4,075,000	Franklin Co OH Rev Ser 1996 (US Health Corp) (LOC: US Bank NA)	0.290	01/07/11	4,075,000
1,300,000	Lucas OH Rev Ser 2008 B (Promedica Healthcare) (LOC: UBS AG)	0.300	01/07/11	1,300,000
5,700,000	Lucas OH Rev Ser 2008 A (Promedica Healthcare) (LOC: UBS AG)	0.300	01/07/11	5,700,000
1,460,000	OH St Infra Impt GO Ser 2003	0.300	01/07/11	1,460,000
8,400,000	OH St Infra Impt UTGO Ser 2001 B	0.300	01/07/11	8,400,000
3,835,000	OH St Univ General Rcpts Ser 2008 B	0.300	01/07/11	3,835,000
1,000,000	OH St Univ General Rcpts Ser 2005 B	0.300	01/07/11	1,000,000
1,000,000	OH St UTGO Ser 2005 A	0.300	01/07/11	1,000,000
600,000	Franklin Co OH Hosp Rev Sub Ser 1998 B (Doctors OH Hlth) (LOC: National City Bank)	0.310	01/07/11	600,000
860,000	Geauga Co OH Hlthcare Facs Rev Ser 1998 (Heather Hill Inc) (LOC: JP Morgan Chase Bank)	0.310	01/07/11	860,000
3,065,000	Geauga OH Rev Ser 1998 (Heather Hill Inc) (LOC: JP Morgan Chase Bank)	0.310	01/07/11	3,065,000
3,000,000	OH St Air Quality Dev Auth Rev Ser 2009 (OH Valley Elec Corp) (LOC: Bank of Nova Scotia)	0.310	01/07/11	3,000,000
900,000	Cleveland-Cuyahoga Co Port Auth Rev Ser 2003 (Carnegie/96th Resh Bldg) (LOC: PNC Bank NA)	0.320	01/07/11	900,000
1,500,000	Hamilton Co OH Hosp Facs Rev Ser 2002 B (Eliz Gamble) (LOC: PNC Bank NA)	0.320	01/07/11	1,500,000
4,600,000	OH St Air Quality Dev Auth Rev Ser 2009 (OH Valley Elec Corp) (LOC: Bank of Tokyo-Mitsubishi UFJ)	0.320	01/07/11	4,600,000
2,500,000	OH St Air Quality Dev Auth Rev Ser 2009 B (OH Valley Elec Corp) (LOC: Bank of Nova Scotia)	0.320	01/07/11	2,500,000
345,000	OH St Rev Ser 2000 (Xavier Univ) (LOC: US Bank NA)	0.320	01/07/11	345,000
1,900,000	OH St Rev Ser 2000 B (Xavier Univ) (LOC: US Bank NA)	0.320	01/07/11	1,900,000
1,900,000	OH St Wtr Dev Auth Rev Ser 2001 (Multi-Modal Wtr Dev Timken) (LOC: Northern Trust Company)	0.320	01/07/11	1,900,000
3,000,000	Butler Co OH Port Auth Rev Ser 2007 (Great Miami Vy) (LOC: JP Morgan Chase Bank)	0.330	01/07/11	3,000,000
300,000	Centerville OH Hlthcare Rev Ser 2007 (Bethany Lutheran Village) (LOC: National City Bank)	0.330	01/07/11	300,000
3,425,000	Hamilton Co OH Hlthcare Facs Rev Ser 2008 (Children's Home) (LOC: US Bank NA)	0.330	01/07/11	3,425,000
1,850,000	Hocking Technical College Dist OH COP Ser 2008 (Residence Hall Facs) (LOC: JP Morgan Chase Bank)	0.330	01/07/11	1,850,000
8,000,000	Kent St Univ OH Univ Revs Gnrl Rcpts Ser 2008 B (LOC: Bank of America NA)	0.330	01/07/11	8,000,000
5,000,000	OH St HFA Ser 2010 C (LIQ: KBC Bank NV)	0.330	01/07/11	5,000,000
3,000,000	Port Gtr Cincinnati OH Dev Auth OH Spl Oblig Dev Rev Ser 2008 A (Sycamore Twp Kenwood) (LOC: LaSalle Bank NA)	0.330	01/07/11	3,000,000
1,500,000	Butler Co OH Cap Fdg Rev CCAO Ser 2005 (LOC: US Bank NA)	0.340	01/07/11	1,500,000
1,450,000	Butler Co OH Hlthcare Facs Rev Ser 2004 (Colonial Sr Svcs Inc) (LOC: US Bank NA)	0.340	01/07/11	1,450,000
100,000	Columbus OH Regl Arpt Auth Rev Ser 2004 (Pooled Fing Prog) (LOC: US Bank NA)	0.340	01/07/11	100,000
1,395,000	Columbus OH Regl Arpt Auth Rev Ser 2005 (OASBO Expaned Asset) (LOC: US Bank NA)	0.340	01/07/11	1,395,000

Touchstone Ohio Tax-Free Money Market Fund (Continued)

Principal Amount		Coupon Rate	Maturity Date	Market Value
	Floating & Variable Rate Demand Notes — 82.1% (Continued)
$1,650,000	Hamilton Co OH Hosp Ser 1997 (Beechwood Home) (LOC: PNC Bank NA)	0.340	01/07/11	$1,650,000
3,680,000	Hamilton Co OH Hosp Ser 1997 (Children's Hosp Med Ctr) (LOC: PNC Bank NA)	0.340	01/07/11	3,680,000
1,590,000	Hamilton Co OH Hosp Ser 1999 A (Drake Ctr Inc) (LOC: US Bank NA)	0.340	01/07/11	1,590,000
2,260,000	Hamilton Co OH Hosp Facs Rev Ser 2002 (Children's Hosp Med Ctr) (LOC: US Bank NA)	0.340	01/07/11	2,260,000
4,910,000	Lancaster OH Port Auth Gas Rev Ser 2008 (SPA: Royal Bank of Canada)	0.340	01/07/11	4,910,000
2,525,000	Cleveland OH Arpt Sys Rev Ser 2009 D (LOC: KBC Bank NV)	0.350	01/07/11	2,525,000
3,150,000	Richland Co OH Hlthcare Facs Rev Ser 2004 B (Wesleyan) (LOC: JP Morgan Chase Bank)	0.350	01/07/11	3,150,000
10,000,000	Akron Bath Copley OH Jt Twp Hosp Dist Rev Ser 2002 (Summner) (LOC: KBC Bank NV)	0.360	01/07/11	10,000,000
2,030,000	Cambridge OH Hosp Facs Rev Ser 2002 (Southeastern Regl Med Ctr) (LOC: PNC Bank NA)	0.360	01/07/11	2,030,000
340,000	Cambridge OH Hosp Facs Rev Ser 1996 (Southeastern Regl Med Ctr) (LOC: National City Bank)	0.360	01/07/11	340,000
1,805,000	Carroll Co OH Hlthcare Facs Rev Ser 2000 (St Johns Village) (LOC: National City Bank)	0.360	01/07/11	1,805,000
2,810,000	Columbiana Co OH Rev Ser 2002 (East Liverpool Area) (LOC: National City Bank)	0.360	01/07/11	2,810,000
1,075,000	Montgomery Co OH Hlthcare Facs Rev Ser 1999 (South Cmnty Inc) (LOC: National City Bank)	0.360	01/07/11	1,075,000
1,070,000	Summit Co OH Rev Ser 2004 (Neighborhood Dev Corp) (LOC: PNC Bank NA)	0.360	01/07/11	1,070,000
1,095,000	Summit OH Rev Ser 2005 (Village At St Edward) (LOC: PNC Bank NA)	0.360	01/07/11	1,095,000
4,900,000	Wood Co OH Hosp Facs Ser 2008 (Hosp Assn) (LOC: JP Morgan Chase Bank)	0.360	01/07/11	4,900,000
550,000	Port Gtr Cincinnati OH Dev Auth Rev Ser 2006 (Cincinnati Zoo) (LOC: US Bank NA)	0.390	01/07/11	550,000
2,860,000	Port Gtr Cincinnati OH Dev Auth Rev Ser 2003 (Cincinnati Zoo) (LOC: US Bank NA)	0.390	01/07/11	2,860,000
1,865,000	Hamilton OH Rev Ser 1998 B (Affordable Housing) (LOC: Federal Home Loan Bank)	0.420	01/07/11	1,865,000
500,000	Cuyahoga Co OH EDR Ser 2002 (North Coast Cmnty Homes) (LOC: National City Bank)	0.430	01/07/11	500,000
960,000	Hamilton Co OH EDR Ser 1997 (The General Prostestant) (LOC: PNC Bank NA)	0.430	01/07/11	960,000
975,000	Stark Co OH Port Auth. Hlthcare Fac Rev Ser 2002 (Canton Sch) (LOC: National City Bank)	0.430	01/07/11	975,000
60,000	Coshocton Co OH Hosp Ser 1999 (Echoing Hills Village) (LOC: JP Morgan Chase Bank)	0.800	01/07/11	60,000
610,000	Franklin Co OH Hlth Facs Ser 2001 (Heinzerling Fndtn) (LOC: JP Morgan Chase Bank)	0.800	01/07/11	610,000
1,900,000	OH St Higher Edl Fac Rev Ser 2008 (Otterbein College) (LOC: JP Morgan Chase Bank)	0.900	01/07/11	1,900,000
	Total Floating & Variable Rate Demand Notes			$192,285,000

Total Investment Securities — 100.4% (Amortized Cost $235,309,229)	$235,309,229
Liabilities in Excess of Other Assets — (0.4%)	(1,043,482)
Net Assets — 100.0%	$234,265,747

Touchstone Ohio Tax-Free Money Market Fund (Continued)

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date

Description	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$235,309,229	$—	$235,309,229

See accompanying notes to portfolios of investments and notes to financial statements.

Portfolio of Investments
Touchstone Tax-Free Money Market Fund – December 31, 2010 (Unaudited)

Principal Amount		Coupon Rate	Maturity Date	Market Value
	Fixed Rate Revenue & General Obligation Bonds — 23.1%
$100,000	NY St Urban Dev Corp Rev Ser 2002 A Pre-refunded @ $100	5.000	01/01/11	$100,000
225,000	KY St Tpk Auth EDR Ser 2000 (Revitalization) Pre-refunded @ $100	5.200	01/01/11	225,000
195,000	FL St Brd Ed Lottery Rev Ser 2002 C	5.250	01/01/11	195,234
150,000	Minneapolis-St Paul Met Apts Comm Rev Ser 2001 C Pre-refunded @ $100	5.500	01/01/11	150,000
150,000	Henrico Co VA UTGO Ser 2001 (Pub Impt) Pre-refunded @ $100	4.625	01/15/11	151,734
100,000	Tri-Creek HS Bldg Corp Ser 2003 (1st Mtg) Pre-refunded @ $100	5.000	01/15/11	100,163
100,000	Comal ISD UTGO Ser 2002 Pre-refunded @ $100	5.250	02/01/11	100,400
100,000	OH St Tpk Comm Tpk Rev Ser 2009 A	3.000	02/15/11	100,314
100,000	Fort Worth ISD UTGO Ser 2001 Pre-refunded @ $100	5.000	02/15/11	100,497
150,000	Plano TX ISD UTGO Ser 2001	5.000	02/15/11	150,809
175,000	Katy TX Indpt SD Ser 2000 A Pre-refunded @ $100	5.100	02/15/11	175,998
200,000	OH St Tpk Comm Tpk Rev Ser 2001 B	5.500	02/15/11	201,232
100,000	OH St UTGO Ser 2006 A Pre-refunded @ $100	4.000	03/01/11	100,573
115,000	Fort Worth TX LTGO Ser 2001	5.000	03/01/11	115,840
200,000	Franklin OH LTGO BANS Ser 2010	2.200	03/08/11	200,430
550,000	Southwest OH Regl Wtr Dist Wtr Rev BANS Ser 2010	1.750	03/09/11	550,749
200,000	OH St UTGO Ser 2004 B Pre-refunded @ $100	5.000	03/15/11	201,804
300,000	Hamilton Twp OH Var Purp LTGO BANS Ser 2010	2.000	03/16/11	300,541
100,000	Middleton-Cross Plains Area SD UTGO Ser 2001 Pre-refunded @ $100	5.000	04/01/11	101,102
200,000	Durham NC COP Ser 2001 Pre-refunded @ $100	5.250	04/01/11	204,349
170,000	Las Vegas NV LTGO Ser 2001 (Swr & Flood Control) Pre-refunded @ $100	5.375	04/01/11	172,031
100,000	Univ ID Rev Ser 2001 (Student Fee) Pre-refunded @ $100	5.400	04/01/11	101,201
100,000	Lower CO River Auth Rev Ser 2004 Pre-refunded @ $100	5.000	05/15/11	101,625
95,000	Austin TX Wtr & Wastewater Rev Ser 2001 Pre-refunded @ $100	5.250	05/15/11	96,650
300,000	TX A&M Univ Rev Ser 2001 A	5.375	05/15/11	305,400
250,000	Glendale AZ IDA Rev Ser 2001 A (Midwestern Univ) Pre-refunded @ $100	5.750	05/15/11	256,984
300,000	Middletown OH CSD Sch Impt BANS Ser 2010	1.750	06/01/11	300,983
160,000	OH St Wtr Dev Auth Rev Ser 2009 (Water Quality)	3.000	06/01/11	161,598
100,000	Clackamas County SD No 7J Lake Oswego UTGO Ser 2001 Pre-refunded @ $100	5.000	06/01/11	101,754
100,000	NM Fin Auth Rev Ser 2008 A	5.000	06/01/11	101,838
100,000	OH St Wtr Dev Auth Rev Ser 2004 (Water Quality)	5.000	06/01/11	101,845
100,000	Winston-Salem NC COP Ser 2001 A Pre-refunded @ $100	5.000	06/01/11	102,822
145,000	Winston-Salem NC COP Ser 2001 A Pre-refunded @ $100	5.000	06/01/11	149,084
100,000	Osceola Co FL Rev Ser 2001 Pre-refunded @ $100	5.125	06/01/11	102,754
250,000	Douglas Co SD No 206 Eastmont UTGO Ser 2001 Pre-refunded @ $100	5.750	06/01/11	255,383
145,000	Harris Co Hlth Fac Dev Corp Rev Ser 2001 A (Memorial Hermann Hlth) Pre-refunded @ $100	6.375	06/01/11	149,919
125,000	CT St Hlth & Ed Fac Auth Rev Ser 2001 D (Loomis Chaffee) Pre-refunded @ $100	5.000	07/01/11	128,729
105,000	FL St Brd Ed Lottery Rev Ser 2008 A	5.000	07/01/11	107,305
370,000	NH Health & Ed Auth Rev Ser 2001 (Univ Sys NH) Pre-refunded @ $100	5.500	07/01/11	382,915
300,000	Hamilton Southeastern IN Con Sch Bld Corp UTGO BANS Ser 2010	1.250	07/15/11	300,000
100,000	South Madison IN Comm Sch Building Corp Rev Ser 2001 (1st Mtg) Pre-refunded @ $100	4.750	07/15/11	102,230
731,000	Olmsted Falls OH BANS Ser 2010	1.500	08/11/11	733,229
642,000	AMP OH Elec Rev BANS Ser 2010	1.750	08/11/11	643,366
500,000	Union Twp OH BANS Ser 2010	1.250	09/13/11	501,730
500,000	Cuyahoga Heights OH BANS Ser 2010	2.000	09/19/11	502,825
300,000	Metrowest MA Regl Tran Auth RANS Ser 2010	1.500	09/29/11	301,101
250,000	Volusia Cnty FL Rev Ser 2008	3.000	10/01/11	253,907
100,000	MS St UTGO Ser 2008 A	5.000	10/01/11	102,854

Touchstone Tax-Free Money Market Fund (Continued)

Principal Amount		Coupon Rate	Maturity Date	Market Value
	Fixed Rate Revenue & General Obligation Bonds — 23.1% (Continued)
$175,000	SC Transn Infrastr Bank Rev Ser 2001 A Pre-refunded @ $100	5.125	10/01/11	$180,898
250,000	AMP OH Elec Rev BANS Ser 2010	1.500	11/10/11	250,535
	Total Fixed Rate Revenue & General Obligation Bonds			$10,580,264
	Floating & Variable Rate Demand Notes — 77.1%
1,000,000	New York NY UTGO Ser 1993 (LOC: BNP Paribas)	0.250	01/01/11	1,000,000
500,000	MS Business Fin Corp Rev BANS Ser 2010 I (Chevron USA)	0.260	01/01/11	500,000
400,000	Sarasota Co FL Pub Hosp Dist Rev Ser 2008 A (Sarasota Mem Hosp) (LOC: Northern Trust Co)	0.260	01/01/11	400,000
1,200,000	VT Edl & Hlth Bldgs Ser 2008 A (Brattleboro Mem Hosp) (LOC: TD Bank NA)	0.280	01/01/11	1,200,000
1,170,000	VT Edl & Hlth Bldgs Fin Agy Rev Ser 2007 A (North Co Hosp) (LOC: TD Bank NA)	0.280	01/01/11	1,170,000
1,000,000	Allen Co OH Hosp Facs Rev Ser 2010 C (Catholic Hlthcare) (LOC: Bank of Nova Scotia)	0.290	01/01/11	1,000,000
100,000	OH St Wtr Dev Auth PCR Facs Rev Ser 2006 A (FirstEnergy Gen Corp) (LOC: Barclays Bank PLC)	0.290	01/01/11	100,000
1,200,000	West Valley UT IDR Ser 1987 (Johnson Matthey Inc) (LOC: HSBC Bank USA NA)	0.300	01/01/11	1,200,000
800,000	CO Edl & Cultural Facs Auth Rev Ser 2006 (Parker & Denver HS) (LOC: Bank of America NA)	0.350	01/01/11	800,000
400,000	Jacksonville Health Facilities Auth. Rev Ser 2007 (Baptist Med) (LOC: Bank of America NA)	0.390	01/01/11	400,000
500,000	CO Edl & Cultural Facs Auth Rev Ser 2008 (Natl Jewish Fed) (LOC: Bank of America NA)	0.400	01/01/11	500,000
100,000	NY St Dormitory Auth Rev Ser 1998 (Wagner College) (LOC: TD Bank NA)	0.280	01/07/11	100,000
1,000,000	OH St UTGO Ser 2005 A	0.300	01/07/11	1,000,000
600,000	Salem OH Hosp Rev Impt Ser 2005 (LOC: JP Morgan Chase Bank)	0.300	01/07/11	600,000
1,000,000	Broward Co FL HFA MFH Rev Ser 1999 (Reflections Apts) (LOC: FHLMC)	0.320	01/07/11	1,000,000
965,000	MA St Dev Fin Agy Rev Ser 2008 A (Seven Hills Fndtn) (LOC: TD Bank NA)	0.330	01/07/11	965,000
650,000	Columbus OH Regl Arpt Auth Rev Ser 2004 A (OASBO) (LOC: US Bank NA)	0.340	01/07/11	650,000
300,000	El Paso Co CO Rev Ser 1995 (Briarglen Apts) (LIQ: FHLMC)	0.340	01/07/11	300,000
1,000,000	IL Fin Auth Rev Ser 2010 (Garrett-Evangelical) (LOC: First Midwest Trust Co)	0.340	01/07/11	1,000,000
900,000	Southglenn CO Met Dist Rev Ser 2007 (LOC: BNP Paribas)	0.350	01/07/11	900,000
1,150,000	Dayton KY TIF & Spl Assmt Ser 2008 (Belmont Lake) (LOC: Bank of America NA)	0.380	01/07/11	1,150,000
1,000,000	IL Fin Auth Rev Ser 2008 (Lake Forest College) (LOC: Northern Trust Co)	0.390	01/07/11	1,000,000
1,050,000	Palm Beach Co FL Rev Ser 2003 (Henry Morrison Flagler) (LOC: Northern Trust Bank)	0.390	01/07/11	1,050,000
1,000,000	WA St HFC Rev Ser 2007 (Clark Island) (LOC: FHLMC)	0.390	01/07/11	1,000,000
240,000	Maricopa Co AZ IDA Hsg Rev Ser 2004 A (San Angelin Apts) (LOC: FNMA)	0.400	01/07/11	240,000
480,000	Lucas Co OH Hosp Rev Ser 1999 (Sunshine Inc Northwest OH) (LOC: PNC Bank NA)	0.430	01/07/11	480,000
1,343,000	Orange Co FL IDA Rev Ser 2005 (Trinity Prep Sch Inc) (LOC: Wells Fargo Bank NA)	0.430	01/07/11	1,343,000
1,815,000	Summit Co OH IDR Ser 1999 S (Comunale Inc) (LOC: National City Bank)	0.430	01/07/11	1,815,000
1,570,000	Saint Charles Co Auth IDA Rev Ser 2002 (Patriot Machine Inc) (LOC: US Bank NA)	0.440	01/07/11	1,570,000
1,075,000	IA Fin Auth Small Business Dev Rev Ser 2003 (Terrace Ctr Assoc LP) (LOC: Wells Fargo Bank NA)	0.450	01/07/11	1,075,000
560,000	Springfield MO IDA Rev Ser 2010 D (LOC: Guaranty Bank)	0.470	01/07/11	560,000
1,815,000	Lexington-Fayette Co KY Rev IBR Ser 2006 (Eastland Pkwy) (LOC: Traditional Bank Inc)	0.490	01/07/11	1,815,000
250,000	Scottsburg IN EDR Ser 2000 (Am Plastic Molding) (LOC: PNC Bank NA)	0.500	01/07/11	250,000
1,300,000	St Charles Co MO IDA Rev Ser 2003 A (National Cart) (LOC: US Bank NA)	0.530	01/07/11	1,300,000
500,000	Hailey ID IDC Rev Ser 2006 (Rocky Mountain Hardware) (LOC: Wells Fargo Bank NA)	0.550	01/07/11	500,000

Touchstone Tax-Free Money Market Fund (Continued)

Principal Amount		Coupon Rate	Maturity Date	Market Value
	Floating & Variable Rate Demand Notes — 77.1% (Continued)
$710,000	Indianapolis IN MFH Rev Ser 2004 B (Nora Commons) (LOC: FHLB)	0.550	01/07/11	$710,000
600,000	Lexington-Fayette Co KY Govt IBR Ser 2006 (Liberty Ridge) (LOC: Traditional Bank Inc)	0.590	01/07/11	600,000
290,000	Lancaster NE IDR Ser 2000 B (Garner Inds) (LOC: Wells Fargo Bank NA)	0.650	01/07/11	290,000
700,000	IL Fin Auth IDR Ser 2005 A (E Kinast) (LOC: JP Morgan Chase Bank)	0.690	01/07/11	700,000
305,000	Hillsborough Co FL IDR Ser 1996 (Vigo Importing Co) (LOC: Bank of America NA)	0.700	01/07/11	305,000
955,000	OH St Higher Edl Fac Rev Ser 2008 (Otterbein College) (LOC: JP Morgan Chase Bank)	0.900	01/07/11	955,000
100,000	CA Statewide Cmntys IDR Rev Ser 2001 A (American Modular Sys) (LOC: Bank of the West)	1.000	01/07/11	100,000
400,000	York Co SC PCR Ser 2008 B-3 (SPA: National Rural Utilities Finance)	0.750	03/01/11	400,000
1,000,000	Chatom AL IDB Gulf Opp Zone Ser 2008 A (Powersouth Energy Coop) (SPA: National Rural Utilities Finance)	0.830	05/16/11	1,000,000
400,000	Monroe Co NY IDA Rev Ser 1986 (Natl Dev Council Multi) (LOC: HSBC Bank USA NA)	4.000	06/15/11	400,000
	Total Floating & Variable Rate Demand Notes			$35,393,000

Total Investment Securities — 100.2% (Amortized Cost $45,973,264)	$45,973,264
Liabilities in Excess of Other Assets — (0.2%)	(76,336)
Net Assets — 100.0%	$45,896,928

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date

Description	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$45,973,264	$—	$45,973,264

See accompanying notes to portfolios of investments and notes to financial statements.

Notes to Portfolios of Investments

December 31, 2010 (Unaudited)

Floating and variable rate demand notes ("put bonds") earn interest at a coupon rate which fluctuates at specified intervals, usually daily, monthly or semi-annually. The maturity dates shown in the Portfolio of Investments are the next reset dates. The interest rates shown in the Portfolio of Investments are the coupon rates in effect at December 31, 2010.

Put bonds may be redeemed at the discretion of the holder on specified dates prior to maturity. Mandatory put bonds are automatically redeemed at a specified put date unless action is taken by the holder to prevent redemption.

Bonds denoted as prerefunded are anticipated to be redeemed prior to their scheduled maturity. The dates indicated in the Portfolio of Investments are the stipulated prerefunded dates.

Portfolio Abbreviations:

BANS - Bond Anticipation Notes

CCAO - County Commissioner's Association of Ohio

COP - Certificates of Participation

CSD - City School District

EDR - Economic Development Revenue

ETM - Escrowed to Maturity

FHLB - Federal Home Loan Bank

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

GO - General Obligation

HFA - Housing Finance Authority/Agency

HFC - Household Finance Corporation

IBR - Industrial Building Revenue

IDA - Industrial Development Authority/Agency

IDB - Industrial Development Board

IDC - Industrial Development Corporation

IDR - Industrial Development Revenue

ISD - Independent School District

LIQ - Liquidity Facility

LOC - Letter of Credit

LSD - Local School District

LTGO - Limited Tax General Obligation

MBS - Mortgage-Backed Security

MFH - Multi-Family Housing

OASBO - Ohio Association of School Business Officials

PCR - Pollution Control Revenue

PLC - Public Limited Company

RANS - Revenue Anticipation Notes

SD - School District

SPA - Stand-by Purchase Agreement

TIF - Tax Increment Financing

UTGO - Unlimited Tax General Obligation

Portfolio Composition (Unaudited)

December 31, 2010

As of December 31, 2010, the Touchstone Ohio Tax-Free Bond Fund and the Touchstone Ohio Tax-Free Money Market Fund were invested exclusively in debt obligations by the State of Ohio and its political subdivisions, agencies, authorities and instrumentalities and by other issuers, the interest from which is exempt from Ohio personal income tax. As of December 31, 2010, 24.9% of the portfolio securities of the Touchstone Tax-Free Money Market Fund were concentrated in the State of Ohio, 11.2% in the State of Florida, 8.2% in the State of Kentucky, 7.5% in the State of Missouri, 5.9% in the State of Illinois, 5.4% in the State of Colorado and 5.2% in the State of Vermont.

The Touchstone Ohio Tax-Free Bond Fund and the Touchstone Ohio Tax-Free Money Market Fund are each non-diversified Funds under the Investment Company Act of 1940. Thus, investments may be concentrated in fewer issuers than those of a diversified fund. As of December 31, 2010, there were no concentrations of investments (10% or greater) in any one issuer.

The Touchstone Ohio Tax-Free Money Market Fund and the Touchstone Tax-Free Money Market Fund each invest in municipal securities maturing in 13 months or less and having a short-term rating in one of the top two ratings categories by at least two nationally recognized statistical rating agencies (or by one such agency if a security is rated by only that agency) or, if unrated, are determined by the Advisor, under the supervision of the Board of Trustees, to be of comparable quality.

The concentration of investments for each Fund as of December 31, 2010, classified by security type, was as follows:

	Touchstone Ohio Tax-Free Bond Fund	Touchstone Ohio Tax-Free Money Market Fund	Touchstone Tax-Free Money Market Fund
General Obligations	45.5%	10.4%	6.4%
Prerefunded/Escrowed to Maturity	12.4%	1.0%	9.0%
Variable Rate Demand Notes	—	81.6%	72.9%
Adjustable Rate Put Bonds	—	—	3.9%
Fixed Rate Revenue Bonds	42.1%	7.0%	7.8%
Total Investments	100.0%	100.0%	100.0%

Other Items (Unaudited)

Proxy Voting

The Sub-Advisors are responsible for exercising the voting rights associated with the securities purchased and held by the Funds. A description of the policies and procedures that the Sub-Advisors use in fulfilling this responsibility and information regarding how those proxies were voted during the twelve month period ended June 30 are available without charge upon request by calling toll free 1.800.543.0407. These items are also available on the Securities and Exchange Commission's (the Commission) website at http://www.sec.gov.

Quarterly Portfolio Disclosure

The Trust files a complete listing of portfolio holdings for each Fund as of the end of the first and third quarters of each fiscal year on Form N-Q. The complete listing (i) is available on the Commission's website; (ii) may be reviewed and copied at the Commission's Public Reference Room in Washington, DC; and (iii) will be made available to shareholders upon request by calling 1.800.543.0407. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Schedule of Shareholder Expenses

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including reinvested dividends or other distributions; and (2) ongoing costs, including investment advisory fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2010 through December 31, 2010).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Six Months Ended December 31, 2010" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Other Items (Continued)

	Net Expense Ratio Annualized December 31, 2010	Beginning Account Value July 1, 2010	Ending Account Value December 31, 2010	Expenses Paid During the Six Months Ended December 31, 2010*
Touchstone Ohio Tax-Free Bond Fund
Class A Actual	0.85%	$1,000.00	$990.00	$4.26
Class A Hypothetical	0.85%	$1,000.00	$1,020.92	$4.33
Class C Actual	1.60%	$1,000.00	$985.40	$8.01
Class C Hypothetical	1.60%	$1,000.00	$1,017.14	$8.13
Touchstone Ohio Tax-Free Money Market Fund
Class A Actual	0.45%	$1,000.00	$1,000.10	$2.27
Class A Hypothetical	0.45%	$1,000.00	$1,022.94	$2.29
Institutional Class Actual	0.45%	$1,000.00	$1,000.10	$2.27
Institutional Class Hypothetical	0.45%	$1,000.00	$1,022.94	$2.29
Touchstone Tax-Free Money Market Fund
Class A Actual	0.56%	$1,000.00	$1,000.10	$2.82
Class A Hypothetical	0.56%	$1,000.00	$1,022.38	$2.85
Class S Actual	0.55%	$1,000.00	$1,000.10	$2.77
Class S Hypothetical	0.55%	$1,000.00	$1,022.43	$2.80

*  Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by [number of days in most recent fiscal half-year/365 [or 366]] (to reflect one-half year period).

Other Items (Continued)

Advisory Agreement Approval Disclosure

At a meeting held on November 18, 2010, the Board of Trustees (the "Board" or "Trustees") of the Touchstone Tax-Free Trust (the "Trust"), and by a separate vote, the Independent Trustees of the Trust, approved the continuance of the Investment Advisory Agreement between the Trust and the Advisor with respect to each Fund of the Trust and the Sub-Advisory Agreement with respect to each Fund between the Advisor and the Sub-Advisor.

In determining whether to approve the continuation of the Investment Advisory Agreement and the Sub-Advisory Agreements, the Advisor furnished information necessary for a majority of the Independent Trustees to make the determination that the continuance of the Investment Advisory Agreement and the respective Sub-Advisory Agreement was in the best interests of each of the Funds and its respective shareholders. The information provided to the Board included: (1) industry data comparing advisory fees and expense ratios of comparable investment companies; (2) comparative performance information; (3) the Advisor's and its affiliates' revenues and costs of providing services to the Funds; and (4) information about the Advisor's and Sub-Advisor's personnel. Prior to voting, the Independent Trustees reviewed the proposed continuance of the Investment Advisory Agreement and the Sub-Advisory Agreements with management and with experienced independent legal counsel and received materials from such counsel discussing the legal standards for their consideration of the proposed continuation of the Investment Advisory Agreement and the Sub-Advisory Agreement with respect to each Fund. The Independent Trustees also reviewed the proposed continuation of the Investment Advisory Agreement and the Sub-Advisory Agreement with respect to each of the Funds in private sessions with independent legal counsel at which no representatives of management were present.

In approving the Funds' Investment Advisory Agreement, the Board considered various factors, among them: (1) the nature, extent and quality of services provided to the Funds, including the personnel providing services; (2) the Advisor's compensation and profitability; (3) a comparison of fees and performance with other advisers; (4) economies of scale; and (5) the terms of the Investment Advisory Agreement. The Board's analysis of these factors is set forth below. The Independent Trustees were advised by independent legal counsel throughout the process.

Nature, Extent and Quality of Advisor Services. The Board considered the level and depth of knowledge of the Advisor, including the professional experience and qualifications of senior personnel. The Board discussed the Advisor's effectiveness in monitoring the performance of the Sub-Advisor, an affiliate of the Advisor, and the Advisor's timeliness in responding to performance issues. In evaluating the quality of services provided by the Advisor, the Board took into account its familiarity with the Advisor's senior management through Board meetings, discussions and reports during the preceding year. The Board also took into account the Advisor's compliance policies and procedures. The quality of administrative and other services, including the Advisor's role in coordinating the activities of the Funds' other service providers, was also considered. The Board also considered the Advisor's relationship with its affiliates and the resources available to them, as well as any potential conflicts of interest. The Trustees concluded that they were satisfied with the nature, extent and quality of services provided to each Fund by the Advisor under the Investment Advisory Agreement.

Advisor's Compensation and Profitability. The Board took into consideration the financial condition and profitability of the Advisor and its affiliates (including the Sub-Advisor) and the direct and indirect benefits derived by the Advisor and its affiliates from the Advisor's relationship with the Funds. The information considered by the Board included operating profit margin information for the Advisor's business as a whole. The Board noted that the Advisor had waived a portion of each Fund's advisory fee. The Board also noted that the Advisor pays the Sub-Advisor's sub-advisory fees out of the advisory fees the Advisor receives from the Funds. The Board reviewed the profitability of the Advisor's relationship with the Funds both before and after tax expenses and whether the Advisor has the financial wherewithal to continue to provide a high level of

Other Items (Continued)

services to the Funds, noting the ongoing commitment of the Advisor's parent company with respect to providing support and resources as needed. The Board also considered that the Funds' distributor, an affiliate of the Advisor, receives Rule 12b-1 distribution fees from the Funds and receives a portion of the sales charges on sales or redemptions of certain classes of shares. The Board also noted that the Advisor derives benefits to its reputation and other benefits from its association with the Funds.

The Board recognized that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to each Fund and the entrepreneurial risk that it assumes as Advisor. Based upon their review, the Trustees concluded that the Advisor and its affiliates' level of profitability, if any, from their relationship with each Fund was reasonable and not excessive.

Expenses and Performance. The Board compared the respective advisory fees and total expense ratios for each of the Funds with various comparative data, including the median and average advisory fees and total expense ratios of each Fund's respective peer group. The Board also considered, among other data, the Funds' respective performance results during the six-month, twelve-month, and thirty-six month periods ended September 30, 2010 and noted that the Board reviews on a quarterly basis detailed information about each Fund's performance results, portfolio composition and investment strategies. The Board also took into account current market conditions and their effect on the Funds' performance.

The Board also considered the effect of each Fund's growth and size on its performance and expenses. The Board further noted that the Advisor had waived portions of the advisory fees paid by the Funds in order to reduce the Funds' respective operating expenses to targeted levels. The Board noted that the sub-advisory fees under the Sub-Advisory Agreement with respect to each Fund were paid by the Advisor out of the advisory fees it receives from the Fund and the impact of such sub-advisory fees on the profitability of the Advisor. In reviewing the respective expense ratios and performance of each of the Funds, the Board also took into account the nature, extent and quality of the services provided by the Advisor and its affiliates.

The Board considered, among other data, the specific factors and related conclusions set forth below with respect to each Fund:

Touchstone Ohio Tax-Free Bond Fund. The Fund's advisory fee and total expense ratio (net of applicable expense waivers) were below the median and at the median, respectively, of its peer group. The Board noted that the Advisor was currently waiving a portion of its advisory fee. The Board took into account the impact that the relatively small size of the Fund has upon expenses. The Fund's performance for the six-month period and the twelve-month period ended September 30, 2010 was in the 3rd quartile of its peer group, and in the 1st quartile of its peer group for the thirty-six month period ended September 30, 2010. The Board noted management's discussion of the Fund's longer-term performance. Based upon their review, the Trustees concluded that the Fund's overall performance was satisfactory and that the advisory fee was reasonable in light of the high quality of services received by the Fund from the Advisor.

Touchstone Ohio Tax-Free Money Market Fund. The Fund's advisory fee and total expense ratio (net of applicable expense waivers) were below the median and at the median, respectively, of its peer group. The Board noted that the Advisor was currently waiving a portion of its advisory fee. The Board also noted the relatively small range of difference between the expenses of the peer group's median and those of the Fund. The Fund's performance for the six-month, twelve-month, and thirty-six month periods ended September 30, 2010 was in the 3rd quartile of its peer group. The Board noted the relatively small difference in performance among the funds in the Fund's peer group. Based upon their review, the Trustees concluded that the Fund's performance was satisfactory and that the advisory fee was reasonable in light of the high quality of services received by the Fund from the Advisor.

Other Items (Continued)

Touchstone Tax-Free Money Market Fund. The Fund's advisory fee and total expense ratio (net of applicable expense waivers) were above the median of its peer group. The Board noted that the Advisor was currently waiving a portion of its advisory fee and management's discussion of the Fund's expenses. The Board took into account the impact that the relatively small size of the Fund has upon expenses. The Fund's performance for the six-month, twelve-month and thirty-six month periods ended September 30, 2010 was in the 2nd quartile of its peer group. Based upon their review, the Trustees concluded that the Fund's performance was satisfactory and that the advisory fee was reasonable in light of the high quality of services received by the Fund from the Advisor and the other factors considered.

Economies of Scale.  The Board considered the effect of each Fund's current size and potential growth on its performance and fees. The Board considered the effective advisory fees under the Investment Advisory Agreement as a percentage of assets at different asset levels and possible economies of scale that might be realized if the assets of each Fund increase. The Board noted that the advisory fee schedule for each Fund contained breakpoints that would reduce the respective advisory fee rate on assets above specified levels as the respective Fund's assets increase. The Board noted that the current advisory fee for the Touchstone Ohio Tax-Free Money Market Fund currently reflected such economies of scale. The Board also noted that if a Fund's assets increased over time, the Fund also might realize other economies of scale if assets increased proportionally more than certain other expenses.

Conclusion. In considering the renewal of the Funds' Investment Advisory Agreement, the Board, including the Independent Trustees, did not identify any single factor as controlling, and each Trustee may have attributed different weights to the various factors. The Trustees evaluated all information available to them on a Fund-by-Fund basis, and their determinations were made separately with respect to each Fund. The Board reached the following conclusions regarding the Funds' Investment Advisory Agreement with the Advisor, among others: (a) the Advisor had demonstrated that it possesses the capability and resources to perform the duties required of it under the Investment Advisory Agreement; (b) the Advisor maintains an appropriate compliance program; (c) the performance of each Fund is satisfactory in relation to the performance of funds with similar investment objectives and to relevant indices; and (d) each Fund's advisory fee is reasonable in relation to those of similar funds and to the services to be provided by the Advisor. Based on their conclusions, the Trustees determined with respect to each Fund that continuation of the Investment Advisory Agreement was in the best interests of the Fund and its shareholders.

In approving the Funds' Sub-Advisory Agreements, the Board considered various factors with respect to each Fund and its respective Sub-Advisory Agreement, among them: (1) the nature, extent and quality of services provided to the Fund, including the personnel providing services; (2) the Sub-Advisor's compensation; (3) a comparison of the sub-advisory fee and performance with other advisers; and (4) the terms of the Sub-Advisory Agreement. The Board's analysis of these factors is set forth below. The Independent Trustees were advised by independent legal counsel throughout the process.

Nature, Extent and Quality of Services Provided; Investment Personnel. The Board considered information provided by the Advisor regarding the services provided by the Sub-Advisor, including information presented periodically throughout the previous year. The Board took into account the affiliation of the Sub-Advisor to the Advisor, noting any potential conflicts of interest. The Board noted that, on a periodic basis, the Board meets with portfolio managers of the Sub-Advisor to discuss their performance and investment processes and strategies. The Board considered the Sub-Advisor's level of knowledge and investment style. The Board reviewed the experience and credentials of the investment personnel who are responsible for managing the investment of portfolio securities with respect to the Funds. The Board also noted the Sub-Advisor's brokerage practices. The Board also considered the Sub-Advisor's regulatory and compliance history. The Board noted that the Advisor's compliance monitoring processes includes quarterly reviews of compliance reports and annual compliance visits to the Sub-Advisor and that compliance issues, if any, are reported to the Board.

Other Items (Continued)

Sub-Advisor's Compensation. The Board also took into consideration the financial condition of the Sub-Advisor and any indirect benefits derived by the Sub-Advisor and its affiliates from the Sub-Advisor's relationship with the Funds. In considering the profitability to the Sub-Advisor of its relationship with the Funds, the Board noted the undertakings of the Advisor to maintain expense limitations for the Funds and also noted that the sub-advisory fees under the Sub-Advisory Agreements were paid by the Advisor out of the advisory fees that it receives under the Investment Advisory Agreement. As a consequence, the profitability to the Sub-Advisor of its relationship with a Fund was not a substantial factor in the Board's deliberations. For similar reasons, the Board did not consider the potential economies of scale in the Sub-Advisor's management of the Funds to be a substantial factor in its consideration, although the Board noted that the sub-advisory fee schedule for each Fund contained breakpoints that would reduce the sub-advisory fee rate on assets above specified levels if the Fund's assets increased.

Sub-Advisory Fees and Fund Performance. The Board considered that each Fund pays an advisory fee to the Advisor and that the Advisor pays a sub-advisory fee to the Sub-Advisor with respect to each Fund. The Board also compared the sub-advisory fees paid by the Advisor to fees charged by the Sub-Advisor to manage comparable institutional separate accounts. The Board considered the amount retained by the Advisor and the sub-advisory fees paid to the Sub-Advisor with respect to the various services provided by the Advisor and the Sub-Advisor. The Board compared the sub-advisory fee for each Fund with various comparative data, including the median and average sub-advisory fees of each Fund's peer group, and considered the following information:

Touchstone Ohio Tax-Free Bond Fund. The Fund's sub-advisory fee was below the median of its peer group. Based upon their review, the Trustees concluded that the sub-advisory fee was reasonable in light of the quality of services received by the Fund from the Sub-Advisor.

Touchstone Ohio Tax-Free Money Market Fund. The Fund's sub-advisory fee was at the median of its peer group. Based upon their review, the Trustees concluded that the sub-advisory fee was reasonable in light of the quality of services received by the Fund from the Sub-Advisor and the other factors considered.

Touchstone Tax-Free Money Market Fund. The Fund's sub-advisory fee was above the median of its peer group. Based upon their review, the Trustees concluded that the sub-advisory fee was reasonable in light of the quality of services received by the Fund from the Sub-Advisor and the other factors considered.

As noted above, the Board considered each Fund's performance during the six-month, twelve-month, and thirty-six month periods ended September 30, 2010 as compared to each Fund's peer group and noted that the Board reviews on a quarterly basis detailed information about each Fund's performance results, portfolio composition and investment strategies. The Board also noted the Advisor's expertise and resources in monitoring the performance, investment style and risk adjusted performance of the Sub-Advisor. The Board also was mindful of the Advisor's focus on the Sub-Advisor's performance and the Advisor's ways of addressing underperformance.

Conclusion. In considering the renewal of the Sub-Advisory Agreement with respect to each Fund, the Board, including the Independent Trustees, did not identify any single factor as controlling, and each Trustee may have attributed different weights to the various factors. The Board reached the following conclusions regarding the Sub-Advisory Agreement with respect to each Fund, among others: (a) the Sub-Advisor was qualified to manage each Fund's assets in accordance with the Fund's investment objectives and policies; (b) the Sub-Advisor maintains an appropriate compliance program; (c) the performance of each Fund is satisfactory in relation to the performance of funds with similar investment objectives and to relevant indices; (d) each Fund's advisory fee is reasonable in relation to those of similar funds and to the services to be provided by the Advisor and the Sub-Advisor; and (e) the Sub-Advisor's investment strategies are appropriate for pursuing the investment objectives of each Fund. Based on its conclusions, the Board determined that approval of the Sub-Advisory Agreement with respect to each Fund was in the best interests of the respective Fund and its shareholders.

PRIVACY PROTECTION POLICY

We Respect Your Privacy

Thank you for your decision to invest with us. Touchstone and its affiliates have always placed a high value on the trust and confidence our clients place in us. We believe that confidence must be earned and validated through time. In today's world, when technology allows the sharing of information at light speeds, trust must be reinforced by our sincere pledge to take the steps necessary to ensure that the information you share with us is treated with respect and confidentiality.

Our Pledge to Our Clients

•  We collect only the information we need to service your account and administer our business.

•  We are committed to keeping your information confidential and we place strict limits and controls on the use and sharing of your information.

•  We make every effort to ensure the accuracy of your information.

We Collect the Following Nonpublic Personal Information About You:

•  Information we receive from you on or in applications or other forms, correspondence, or conversations, including, but not limited to, your name, address, phone number, social security number, assets, income and date of birth; and

•  Information about your transactions with us, our affiliates, or others, including, but not limited to, your account number and balance, payment history, parties to transactions, cost basis information, and other financial information.

Categories of Information We Disclose and Parties to Whom We Disclose

We do not disclose any nonpublic personal information about our current or former clients to nonaffiliated third parties, except as required or permitted by law.

We Place Strict Limits and Controls on the Use and Sharing of Your Information

•  We restrict access to nonpublic personal information about you to authorized employees who need the information to administer your business.

•  We maintain physical, electronic and procedural safeguards that comply with federal standards to protect this information.

•  We do not disclose any nonpublic personal information about our current or former clients to anyone, except as required or permitted by law or as described in this document.

•  We will not sell your personal information to anyone.

We May Provide Information to Service Your Account

Sometimes it is necessary to provide information about you to various companies such as transfer agents, custodians, broker-dealers and marketing service firms to facilitate the servicing of your account. These organizations have a legitimate business need to see some of your personal information in order for us to provide service to you. We may disclose to these various companies the information that we collect as described above. We require that these companies, including our own subsidiaries and affiliates, strictly maintain the confidentiality of this information and abide by all applicable laws. Companies within our corporate family that may receive this information are financial service providers and insurance companies. We do not permit these associated companies to sell the information for their own purposes, and we never sell our customer information.

This policy is applicable to the following affiliated companies: Touchstone Funds Group Trust, Touchstone Investment Trust, Touchstone Strategic Trust, Touchstone Tax-Free Trust, Touchstone Variable Series Trust, Touchstone Institutional Funds Trust, Touchstone Securities, Inc.,* Capital Analysts Incorporated and W&S Brokerage Services, Inc.

*  Touchstone Securities, Inc. serves as the underwriter to the Touchstone Funds.

A Member of Western & Southern Financial Group®

The Privacy Protection Policy is not part of the Semi-Annual Report.

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303 Broadway, Suite 1100

Cincinnati, OH 45202-4203

Touchstone Investments

Distributor

Touchstone Securities, Inc.*

303 Broadway

Cincinnati, Ohio 45202-4203

800.638.8194

www.touchstoneinvestments.com

Investment Advisor

Touchstone Advisors, Inc.*

303 Broadway

Cincinnati, Ohio 45202-4203

Transfer Agent

JPMorgan Chase Bank, N.A.

P.O. Box 5354

Cincinnati, Ohio 45201-5354

Shareholder Service

800.543.0407

* A Member of Western & Southern Financial Group

TSF-58-TTFT-SAR-1012

Item 2.  Code of Ethics.

Not required for Semiannual Reports.

Item 3.  Audit Committee Financial Expert.

Not required for Semiannual Reports.

Item 4.  Principal Accountant Fees and Services.

Not required for Semiannual Reports

Item 5.  Audit Committee of Listed Registrants.

Not applicable

Item 6.  Schedule of Investments.

The Schedule of Investments in securities of unaffiliated issuers is included in the Semiannual Report filed under Item 1 of this Form N-CSR.

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

No material changes have been made to the procedures by which shareholders may recommend nominees to its Board of Trustees.

Item 11.  Controls and Procedures.

(a)                                  Based on an evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) the registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures are effective as of a date within 90 days of the filing date of this report.

(b)                                 There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(2)	Certifications required by Item 12 (a)(2) of Form N-CSR are filed herewith.
(b)	Certifications required by Item 11 (b) of Form N-CSR are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Touchstone Tax-Free Trust

By (Signature and Title)

/s/ Jill T. McGruder
Jill T. McGruder
President

Date: March 1, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Jill T. McGruder
Jill T. McGruder
President

Date:  March 1, 2011

/s/ Terrie A. Wiedenheft
Terrie A. Wiedenheft
Controller & Treasurer

Date:  March 1, 2011